UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797922.108

ADGF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.8%
Autoliv, Inc.	20,337	$ 1,354
Modine Manufacturing Co. (a)	72,095	655
Nokian Tyres PLC	24,300	1,078
Stoneridge, Inc. (a)	31,714	307
Tenneco, Inc. (a)	55,038	2,119
TRW Automotive Holdings Corp. (a)	27,710	1,267
		6,780
Automobiles - 0.2%
Honda Motor Co. Ltd.	14,700	565
Winnebago Industries, Inc. (a)(d)	157,104	1,401
		1,966
Distributors - 0.1%
Silver Base Group Holdings Ltd.	823,000	619
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	81,900	1,076
DeVry, Inc.	22,864	812
Service Corp. International	26,881	305
Stewart Enterprises, Inc. Class A	136,719	850
Weight Watchers International, Inc.	12,127	946
		3,989
Hotels, Restaurants & Leisure - 2.0%
Accor SA	37,852	1,331
Bravo Brio Restaurant Group, Inc. (a)	32,678	630
Brinker International, Inc.	109,317	3,016
Club Mediterranee SA (a)	66,013	1,398
Darden Restaurants, Inc.	9,777	499
Denny's Corp. (a)	350,504	1,455
DineEquity, Inc. (a)	35,107	1,874
Dunkin' Brands Group, Inc. (a)	17,818	517
Home Inns & Hotels Management, Inc. sponsored ADR (a)	10,700	328
Red Robin Gourmet Burgers, Inc. (a)	7,500	258
Sands China Ltd.	250,800	943
Spur Corp. Ltd.	204,423	418
Starbucks Corp.	35,037	1,701
Texas Roadhouse, Inc. Class A	83,206	1,392
WMS Industries, Inc. (a)	84,700	1,866
		17,626
Household Durables - 0.5%
Lennar Corp. Class A	10,700	250
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	67,281	$ 1,231
PulteGroup, Inc. (a)	92,797	818
Standard Pacific Corp. (a)	335,853	1,471
Techtronic Industries Co. Ltd.	741,500	897
		4,667
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	17,755	3,190
Liberty Media Corp. Interactive Series A (a)	53,583	1,005
Start Today Co. Ltd.	2,400	44
		4,239
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	49,586	1,751
Summer Infant, Inc. (a)	45,451	272
		2,023
Media - 2.2%
Aegis Group PLC	213,300	586
Antena 3 de Television SA (d)	147,859	886
Comcast Corp. Class A	191,708	5,632
DISH Network Corp. Class A	49,281	1,438
MDC Partners, Inc. Class A (sub. vtg.)	98,500	1,273
Mood Media Corp. (a)	97,700	332
Mood Media Corp. (g)	192,900	655
The Walt Disney Co.	143,378	6,020
Time Warner, Inc.	76,785	2,857
		19,679
Multiline Retail - 0.8%
Dollar General Corp. (a)	9,700	408
Marisa Lojas SA	74,700	999
PPR SA	8,300	1,411
Target Corp.	78,803	4,467
		7,285
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	41,100	3,509
American Eagle Outfitters, Inc.	70,876	1,031
Ascena Retail Group, Inc. (a)	19,345	747
Best Buy Co., Inc.	50,521	1,248
Big 5 Sporting Goods Corp.	44,200	344
Casual Male Retail Group, Inc. (a)	117,875	371
Charming Shoppes, Inc. (a)	32,305	183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	31,300	$ 339
Collective Brands, Inc. (a)	73,910	1,332
Destination Maternity Corp.	18,187	327
Express, Inc. (a)	70,872	1,687
Fast Retailing Co. Ltd.	3,400	704
Foot Locker, Inc.	51,178	1,493
Foschini Ltd.	56,796	894
GameStop Corp. Class A	13,120	299
GOME Electrical Appliances Holdings Ltd.	426,000	130
Guess?, Inc.	27,315	946
Hengdeli Holdings Ltd.	1,692,000	731
Home Depot, Inc.	13,107	623
Limited Brands, Inc.	22,406	1,043
Lowe's Companies, Inc.	178,874	5,076
Lumber Liquidators Holdings, Inc. (a)	38,004	832
MarineMax, Inc. (a)	73,737	596
OfficeMax, Inc. (a)	134,100	751
rue21, Inc. (a)(d)	29,843	796
SuperGroup PLC (a)(d)	171,462	1,487
		27,519
Textiles, Apparel & Luxury Goods - 0.7%
Bosideng International Holdings Ltd.	2,116,000	660
Deckers Outdoor Corp. (a)	13,400	1,002
G-III Apparel Group Ltd. (a)	60,765	1,514
PVH Corp.	28,761	2,445
VF Corp.	5,000	730
		6,351
TOTAL CONSUMER DISCRETIONARY		102,743
CONSUMER STAPLES - 7.9%
Beverages - 1.8%
Carlsberg A/S Series B	11,500	905
Cott Corp. (a)	136,600	894
Dr Pepper Snapple Group, Inc.	47,294	1,800
Grupo Modelo SAB de CV Series C	263,300	1,723
The Coca-Cola Co.	154,359	10,784
		16,106
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	184,257	8,310
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Drogasil SA	95,913	$ 934
Eurocash SA	82,242	849
The Pantry, Inc. (a)	34,317	427
Walgreen Co.	45,236	1,500
		12,020
Food Products - 1.4%
Biostime International Holdings Ltd.	130,000	250
Calbee, Inc.	5,400	252
Danone	23,200	1,569
Flowers Foods, Inc.	28,044	537
Green Mountain Coffee Roasters, Inc. (a)	34,600	2,248
Kraft Foods, Inc. Class A	130,231	4,958
Sara Lee Corp.	81,308	1,646
Shenguan Holdings Group Ltd.	1,628,000	972
		12,432
Household Products - 1.8%
Colgate-Palmolive Co.	6,736	628
Procter & Gamble Co.	203,595	13,747
Reckitt Benckiser Group PLC	800	44
Spectrum Brands Holdings, Inc. (a)	23,477	667
Unicharm Corp.	29,600	1,531
		16,617
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	7,324	429
Hengan International Group Co. Ltd.	79,000	718
		1,147
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	29,600	1,493
Imperial Tobacco Group PLC	36,193	1,434
Japan Tobacco, Inc.	435	2,312
Philip Morris International, Inc.	94,647	7,905
		13,144
TOTAL CONSUMER STAPLES		71,466
ENERGY - 13.1%
Energy Equipment & Services - 4.7%
Aker Solutions ASA	135,557	2,351
Baker Hughes, Inc.	31,619	1,590
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
BW Offshore Ltd.	658,960	$ 967
Cal Dive International, Inc. (a)	162,316	471
Cameron International Corp. (a)	42,044	2,342
Cathedral Energy Services Ltd.	131,300	1,028
Ensco International Ltd. ADR	15,040	877
Essential Energy Services Ltd. (a)	463,900	1,355
Halliburton Co.	89,405	3,271
Hornbeck Offshore Services, Inc. (a)	27,929	1,138
ION Geophysical Corp. (a)	209,717	1,502
McDermott International, Inc. (a)	103,827	1,356
National Oilwell Varco, Inc.	91,588	7,559
Noble Corp.	31,879	1,281
Saipem SpA	34,027	1,721
Schlumberger Ltd.	99,317	7,708
TETRA Technologies, Inc. (a)	66,573	605
Transocean Ltd. (United States)	37,321	1,991
Trinidad Drilling Ltd.	24,300	190
Tuscany International Drilling, Inc. (a)	79,100	68
Unit Corp. (a)	18,122	862
Vantage Drilling Co. (a)	574,734	753
Weatherford International Ltd. (a)	76,700	1,226
Xtreme Coil Drilling Corp. (a)	185,800	554
		42,766
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)	44,101	819
Americas Petrogas, Inc. (a)	248,200	1,086
Americas Petrogas, Inc. (e)	286,000	1,251
Amyris, Inc. (a)	76,857	413
Anadarko Petroleum Corp.	45,808	3,853
Apache Corp.	28,693	3,097
Bonavista Energy Corp.	1,500	35
Bonavista Energy Corp. (e)	15,800	367
BP PLC sponsored ADR	9,434	445
BPZ Energy, Inc. (a)(d)	236,901	760
C&C Energia Ltd. (a)	12,700	108
Cabot Oil & Gas Corp.	13,800	481
Chevron Corp.	60,987	6,655
Crown Point Ventures Ltd. (a)	100,400	129
Crown Point Ventures Ltd. (e)	399,602	513
CVR Energy, Inc. (a)	120,576	3,281
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	60,090	$ 1,196
Double Eagle Petroleum Co. (a)	98,229	667
EOG Resources, Inc.	13,615	1,550
EV Energy Partners LP	14,500	1,032
Gran Tierra Energy, Inc. (Canada) (a)	160,000	930
Gulfport Energy Corp. (a)	38,313	1,288
HollyFrontier Corp.	107,232	3,499
Inergy Midstream LP	34,125	723
InterOil Corp. (a)(d)	33,047	1,986
Kodiak Oil & Gas Corp. (a)(d)	10,344	100
Kosmos Energy Ltd.	46,933	658
Marathon Oil Corp.	59,700	2,023
Marathon Petroleum Corp.	59,279	2,463
Nexen, Inc.	46,700	952
Niko Resources Ltd.	17,500	827
Northern Oil & Gas, Inc. (a)(d)	157,392	3,732
Occidental Petroleum Corp.	64,140	6,694
OGX Petroleo e Gas Participacoes SA (a)	89,500	886
Painted Pony Petroleum Ltd. (a)(e)	17,000	153
Painted Pony Petroleum Ltd. Class A (a)	23,550	213
Paladin Energy Ltd. (Australia) (a)	680,964	1,365
Pan Orient Energy Corp. (a)	87,200	369
Pioneer Natural Resources Co.	1,617	177
Plains Exploration & Production Co. (a)	20,200	890
Resolute Energy Corp. (a)(d)	114,930	1,283
Royal Dutch Shell PLC Class A sponsored ADR	19,700	1,440
SM Energy Co.	11,000	866
Southwestern Energy Co. (a)	26,700	883
Suncor Energy, Inc.	26,080	939
TAG Oil Ltd. (a)	133,000	1,191
Targa Resources Corp.	15,300	680
Tesoro Corp. (a)	83,875	2,225
Valero Energy Corp.	99,276	2,431
Voyager Oil & Gas, Inc. (a)(d)	339,628	1,100
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	130
Whiting Petroleum Corp. (a)	46,576	2,731
Williams Companies, Inc.	60,894	1,820
		75,385
TOTAL ENERGY		118,151
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.7%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	7,900	$ 441
Ashmore Group PLC	131,500	807
BlackRock, Inc. Class A	7,199	1,433
Goldman Sachs Group, Inc.	26,834	3,090
GP Investments Ltd. (depositary receipt) (a)	385,460	1,178
ICAP PLC	142,300	871
ICG Group, Inc. (a)	54,458	472
Invesco Ltd.	65,932	1,633
Knight Capital Group, Inc. Class A (a)	116,430	1,543
Morgan Stanley	233,658	4,332
State Street Corp.	57,508	2,429
TD Ameritrade Holding Corp.	47,794	892
The Blackstone Group LP	5,500	86
UBS AG (NY Shares) (a)	91,200	1,280
		20,487
Commercial Banks - 3.2%
Banco Pine SA	126,400	938
Bank of Ireland (a)	17,260,943	3,101
CapitalSource, Inc.	244,316	1,649
CIT Group, Inc. (a)	57,100	2,325
Comerica, Inc.	15,300	454
Commercial Bank of Qatar GDR (Reg. S)	96,439	408
Guaranty Trust Bank PLC GDR (Reg. S)	87,872	474
Itau Unibanco Banco Multiplo SA sponsored ADR	27,300	575
KeyCorp	100,496	814
Regions Financial Corp.	315,182	1,815
SunTrust Banks, Inc.	50,818	1,167
Wells Fargo & Co.	478,958	14,987
		28,707
Consumer Finance - 0.9%
Capital One Financial Corp.	59,512	3,011
Discover Financial Services	82,718	2,482
International Personal Finance PLC	323,800	1,276
SLM Corp.	73,396	1,157
		7,926
Diversified Financial Services - 3.3%
Citigroup, Inc.	419,173	13,967
CME Group, Inc.	6,493	1,880
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	286,750	$ 11,252
PICO Holdings, Inc. (a)	129,512	2,864
		29,963
Insurance - 1.8%
AEGON NV (a)	178,000	931
AFLAC, Inc.	47,706	2,254
Allied World Assurance Co. Holdings Ltd.	14,200	937
Assured Guaranty Ltd.	212,832	3,576
Berkshire Hathaway, Inc. Class B (a)	10,576	830
Genworth Financial, Inc. Class A (a)	91,157	829
Hartford Financial Services Group, Inc.	33,900	702
Lincoln National Corp.	5,900	147
MetLife, Inc.	108,201	4,171
Prudential Financial, Inc.	32,164	1,967
		16,344
Real Estate Investment Trusts - 1.7%
American Tower Corp.	23,698	1,483
Beni Stabili SpA SIIQ	1,616,600	903
Campus Crest Communities, Inc.	33,112	351
CBL & Associates Properties, Inc.	146,200	2,578
Douglas Emmett, Inc.	53,941	1,137
Education Realty Trust, Inc.	96,500	992
Excel Trust, Inc.	13,000	156
Franklin Street Properties Corp.	57,200	590
Klepierre SA	13,400	426
Pennsylvania Real Estate Investment Trust (SBI)	38,703	519
Prologis, Inc.	79,976	2,692
SL Green Realty Corp.	24,630	1,873
Weyerhaeuser Co.	76,207	1,592
		15,292
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	189,309	3,470
Forest City Enterprises, Inc. Class A (a)	49,869	729
Iguatemi Empresa de Shopping Centers SA	33,700	812
		5,011
TOTAL FINANCIALS		123,730
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.7%
Biotechnology - 3.5%
Acorda Therapeutics, Inc. (a)	19,800	$ 518
Alexion Pharmaceuticals, Inc. (a)	20,800	1,742
Alnylam Pharmaceuticals, Inc. (a)	77,000	1,027
Amgen, Inc.	63,391	4,307
Amylin Pharmaceuticals, Inc. (a)	57,420	981
Ardea Biosciences, Inc. (a)	117,163	2,498
ARIAD Pharmaceuticals, Inc. (a)	234,538	3,363
ArQule, Inc. (a)	121,982	866
AVEO Pharmaceuticals, Inc. (a)	104,552	1,364
Biogen Idec, Inc. (a)	17,309	2,016
Biovitrum AB (a)	96,388	280
Dynavax Technologies Corp. (a)	342,187	1,437
Gentium SpA sponsored ADR (a)	5,100	44
Gilead Sciences, Inc. (a)	33,473	1,523
Horizon Pharma, Inc.	44,200	152
Horizon Pharma, Inc. (g)	109,176	339
Horizon Pharma, Inc. warrants 2/28/17 (a)(g)	27,294	4
Human Genome Sciences, Inc. (a)(d)	16,050	126
InterMune, Inc. (a)	33,095	444
Isis Pharmaceuticals, Inc. (a)	33,000	301
NPS Pharmaceuticals, Inc. (a)	53,863	367
PDL BioPharma, Inc.	93,500	597
SIGA Technologies, Inc. (a)(d)	162,369	463
Synageva BioPharma Corp. (a)	11,200	418
Theravance, Inc. (a)	115,034	2,151
Thrombogenics NV (a)(d)	36,233	1,047
United Therapeutics Corp. (a)	22,209	1,060
Vertex Pharmaceuticals, Inc. (a)	22,218	865
ZIOPHARM Oncology, Inc. (a)(d)	235,466	1,156
		31,456
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	47,541	2,764
Boston Scientific Corp. (a)	172,100	1,070
Conceptus, Inc. (a)	58,099	783
Covidien PLC	59,642	3,116
DENTSPLY International, Inc.	23,080	893
Genmark Diagnostics, Inc. (a)	51,606	215
GN Store Nordic A/S	81,926	901
Integra LifeSciences Holdings Corp. (a)	45,064	1,424
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nakanishi, Inc.	3,400	$ 326
Natus Medical, Inc. (a)	13,000	136
Opto Circuits India Ltd.	86,111	478
Orthofix International NV (a)	39,981	1,568
Sirona Dental Systems, Inc. (a)	27,978	1,396
		15,070
Health Care Providers & Services - 3.2%
Apollo Hospitals Enterprise Ltd.	42,040	496
Brookdale Senior Living, Inc. (a)	238,000	4,436
Catalyst Health Solutions, Inc. (a)	29,842	1,851
CIGNA Corp.	69,199	3,052
DaVita, Inc. (a)	17,173	1,486
Emeritus Corp. (a)	56,663	1,046
Express Scripts, Inc. (a)	87,300	4,656
McKesson Corp.	32,294	2,697
Medco Health Solutions, Inc. (a)	47,224	3,192
Sunrise Senior Living, Inc. (a)	9,504	74
UnitedHealth Group, Inc.	30,491	1,700
Universal Health Services, Inc. Class B	31,538	1,407
WellPoint, Inc.	39,403	2,586
		28,679
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	70,139	3,059
Charles River Laboratories International, Inc. (a)	9,409	331
Illumina, Inc. (a)	7,900	405
Thermo Fisher Scientific, Inc.	27,840	1,576
		5,371
Pharmaceuticals - 1.7%
AVANIR Pharmaceuticals Class A (a)	107,969	298
Cadence Pharmaceuticals, Inc. (a)(d)	425,870	1,597
Cardiome Pharma Corp. (a)	69,471	155
Elan Corp. PLC sponsored ADR (a)	48,797	610
Jazz Pharmaceuticals PLC (a)	17,400	913
Merck & Co., Inc.	89,991	3,435
Novo Nordisk A/S Series B	17,945	2,515
Sanofi SA	21,369	1,581
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,481	1,411
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	55,400	$ 2,937
Watson Pharmaceuticals, Inc. (a)	8,509	496
		15,948
TOTAL HEALTH CARE		96,524
INDUSTRIALS - 13.5%
Aerospace & Defense - 2.9%
DigitalGlobe, Inc. (a)	69,236	1,065
Esterline Technologies Corp. (a)	14,768	959
GeoEye, Inc. (a)	137,574	2,789
Honeywell International, Inc.	52,317	3,117
Meggitt PLC	358,135	2,201
Precision Castparts Corp.	13,310	2,228
Raytheon Co.	46,712	2,360
Rockwell Collins, Inc.	7,159	424
Safran SA	13,500	452
Textron, Inc.	130,514	3,590
Ultra Electronics Holdings PLC	21,258	570
United Technologies Corp.	76,447	6,412
		26,167
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	13,794	1,061
Airlines - 0.2%
Copa Holdings SA Class A	20,903	1,496
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	38,260	1,960
Kajaria Ceramics Ltd.	1,970	6
Lennox International, Inc.	13,145	514
Owens Corning (a)	96,675	3,060
Quanex Building Products Corp.	36,400	619
		6,159
Commercial Services & Supplies - 0.7%
Knoll, Inc.	50,487	779
Multiplus SA	48,000	967
Quad/Graphics, Inc.	5,568	83
R.R. Donnelley & Sons Co. (d)	5,523	76
Republic Services, Inc.	68,698	2,049
Steelcase, Inc. Class A	134,243	1,179
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Swisher Hygiene, Inc.	202,331	$ 597
Swisher Hygiene, Inc. (Canada) (a)	146,200	431
		6,161
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	33,355	779
Fluor Corp.	37,868	2,290
Foster Wheeler AG (a)	139,837	3,444
Great Lakes Dredge & Dock Corp.	53,017	376
Jacobs Engineering Group, Inc. (a)	10,325	477
Shaw Group, Inc. (a)	125,647	3,636
		11,002
Electrical Equipment - 1.7%
Alstom SA	37,094	1,598
AMETEK, Inc.	25,117	1,196
Cooper Industries PLC Class A	16,410	1,005
Emerson Electric Co.	64,424	3,241
Fushi Copperweld, Inc. (a)	56,566	453
GrafTech International Ltd. (a)	139,618	1,775
Hubbell, Inc. Class B	8,862	667
Prysmian SpA	97,700	1,687
Regal-Beloit Corp.	43,381	2,928
Roper Industries, Inc.	8,461	774
Zumtobel AG	17,358	308
		15,632
Industrial Conglomerates - 1.6%
Carlisle Companies, Inc.	20,820	1,016
Cookson Group PLC	97,645	1,049
General Electric Co.	510,865	9,732
Koninklijke Philips Electronics NV	53,600	1,124
Reunert Ltd.	22,095	205
Rheinmetall AG	16,100	976
Siemens AG sponsored ADR	4,751	474
		14,576
Machinery - 2.6%
Actuant Corp. Class A	59,373	1,673
Colfax Corp. (a)	25,802	878
Cummins, Inc.	19,190	2,314
Dover Corp.	19,018	1,218
Fiat Industrial SpA (a)	219,533	2,340
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Haitian International Holdings Ltd.	224,000	$ 236
Illinois Tool Works, Inc.	36,300	2,022
Ingersoll-Rand PLC	125,981	5,024
Manitowoc Co., Inc.	57,330	902
Navistar International Corp. (a)	70,567	2,948
Pall Corp.	15,249	968
Stanley Black & Decker, Inc.	30,053	2,308
Terex Corp. (a)	800	20
		22,851
Marine - 0.0%
DryShips, Inc. (a)	31,500	110
Professional Services - 0.4%
Michael Page International PLC	44,562	322
Randstad Holding NV	10,300	390
Robert Half International, Inc.	47,155	1,341
SR Teleperformance SA	53,700	1,438
		3,491
Road & Rail - 0.9%
Con-way, Inc.	51,393	1,519
Saia, Inc. (a)	85,380	1,393
Tegma Gestao Logistica SA	11,100	206
Union Pacific Corp.	41,815	4,610
Universal Truckload Services, Inc.	36,857	575
		8,303
Trading Companies & Distributors - 0.5%
Barloworld Ltd.	56,400	670
Beacon Roofing Supply, Inc. (a)	40,191	948
Houston Wire & Cable Co.	11,764	167
Mills Estruturas e Servicos de Engenharia SA	20,700	270
Rush Enterprises, Inc. Class A (a)	37,958	904
Watsco, Inc.	20,305	1,450
		4,409
TOTAL INDUSTRIALS		121,418
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	332,979	1,925
Calix Networks, Inc. (a)	201,106	1,818
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	376,382	$ 7,482
Comverse Technology, Inc. (a)	481,477	3,091
Harris Corp.	3,935	172
Juniper Networks, Inc. (a)	20,407	464
Polycom, Inc. (a)	72,201	1,491
QUALCOMM, Inc.	35,957	2,236
ViaSat, Inc. (a)	34,128	1,574
		20,253
Computers & Peripherals - 5.0%
Apple, Inc. (a)	74,161	40,217
Gemalto NV	16,839	962
Hewlett-Packard Co.	150,969	3,821
		45,000
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	47,876	1,922
Avnet, Inc. (a)	84,341	3,014
Corning, Inc.	248,386	3,239
Jabil Circuit, Inc.	37,580	971
Laird PLC (a)	2,000	6
Molex, Inc. (d)	58,995	1,599
TE Connectivity Ltd.	54,351	1,987
		12,738
Internet Software & Services - 0.5%
Cornerstone OnDemand, Inc.	5,600	116
DeNA Co. Ltd.	6,700	218
eAccess Ltd. (d)	1,808	451
eBay, Inc. (a)	38,919	1,391
Facebook, Inc. Class B (g)	47,471	1,461
Yahoo!, Inc. (a)	55,100	817
		4,454
IT Services - 2.1%
Alliance Data Systems Corp. (a)	15,489	1,880
Amdocs Ltd. (a)	24,682	757
Cognizant Technology Solutions Corp. Class A (a)	34,720	2,463
EPAM Systems, Inc.	22,700	320
Fidelity National Information Services, Inc.	60,348	1,915
Fiserv, Inc. (a)	15,109	1,002
Heartland Payment Systems, Inc.	38,582	1,093
MasterCard, Inc. Class A	11,842	4,974
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Redecard SA	7,900	$ 164
ServiceSource International, Inc.	55,375	930
Unisys Corp. (a)	110,303	2,060
VeriFone Systems, Inc. (a)	5,500	263
Virtusa Corp. (a)	33,443	523
WNS Holdings Ltd. sponsored ADR (a)	41,600	458
		18,802
Office Electronics - 0.3%
Xerox Corp.	333,780	2,747
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	53,500	2,098
Applied Micro Circuits Corp. (a)	38,200	259
ASML Holding NV	115,345	5,254
Avago Technologies Ltd.	29,183	1,098
Cirrus Logic, Inc. (a)	28,600	674
Cree, Inc. (a)	35,200	1,066
Cymer, Inc. (a)	98,755	4,541
Entropic Communications, Inc. (a)	198,256	1,222
Fairchild Semiconductor International, Inc. (a)	37,286	544
Freescale Semiconductor Holdings I Ltd.	193,456	3,120
Himax Technologies, Inc. sponsored ADR	2,986	5
Intersil Corp. Class A	131,732	1,491
KLA-Tencor Corp.	4,777	231
LTX-Credence Corp. (a)	333,403	2,250
Marvell Technology Group Ltd. (a)	318,146	4,772
Maxim Integrated Products, Inc.	76,792	2,142
Micron Technology, Inc. (a)	313,903	2,684
Novellus Systems, Inc. (a)	9,800	456
NXP Semiconductors NV (a)	102,178	2,534
ON Semiconductor Corp. (a)	267,696	2,428
RF Micro Devices, Inc. (a)	393,420	1,877
Skyworks Solutions, Inc. (a)	78,547	2,118
Spansion, Inc. Class A (a)	61,236	784
		43,648
Software - 2.9%
Autodesk, Inc. (a)	18,400	696
Citrix Systems, Inc. (a)	55,359	4,138
Electronic Arts, Inc. (a)	26,456	432
Informatica Corp. (a)	13,792	678
JDA Software Group, Inc. (a)	40,013	1,003
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	284,267	$ 9,023
Oracle Corp.	285,795	8,365
Royalblue Group PLC	25,650	677
Synopsys, Inc. (a)	5,500	168
Take-Two Interactive Software, Inc. (a)	35,000	541
		25,721
TOTAL INFORMATION TECHNOLOGY		173,363
MATERIALS - 5.8%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	5,251	474
Ashland, Inc.	21,746	1,382
CF Industries Holdings, Inc.	3,900	725
Clariant AG (Reg.) (a)	281,927	3,942
Ecolab, Inc.	20,963	1,258
Ferro Corp. (a)	77,205	428
Huabao International Holdings Ltd.	796,000	564
Israel Chemicals Ltd.	31,700	336
Kraton Performance Polymers, Inc. (a)	32,177	894
Lanxess AG	8,800	658
LyondellBasell Industries NV Class A	53,277	2,301
Nitto Denko Corp.	2,400	99
Rentech Nitrogen Partners LP	11,079	274
Spartech Corp. (a)	151,451	878
The Mosaic Co.	41,700	2,408
W.R. Grace & Co. (a)	103,390	5,889
Yara International ASA	19,000	932
		23,442
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	39,300	302
HeidelbergCement Finance AG	23,497	1,265
		1,567
Containers & Packaging - 0.3%
HSIL Ltd.	7,915	23
Rock-Tenn Co. Class A	24,199	1,706
Sealed Air Corp.	19,730	387
Youyuan International Holdings Ltd. (a)	694,000	197
		2,313
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	2,400	$ 87
Anglo American PLC (United Kingdom)	20,800	877
AngloGold Ashanti Ltd. sponsored ADR	16,100	683
Avion Gold Corp. (a)	322,400	547
Avion Gold Corp. (e)	27,400	47
Commercial Metals Co.	147,991	1,967
Copper Mountain Mining Corp. (a)	51,300	265
Eldorado Gold Corp.	62,263	951
First Quantum Minerals Ltd.	34,900	798
Freeport-McMoRan Copper & Gold, Inc.	69,621	2,963
Goldcorp, Inc.	73,700	3,572
Ivanhoe Mines Ltd. (a)	193,585	3,359
Kinross Gold Corp.	24,288	269
Mirabela Nickel Ltd. (a)	59,413	64
Newcrest Mining Ltd.	63,964	2,297
Pan American Silver Corp.	21,100	529
Randgold Resources Ltd. sponsored ADR	32,500	3,729
Silver Wheaton Corp.	18,200	697
Yamana Gold, Inc.	62,300	1,082
		24,783
TOTAL MATERIALS		52,105
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	45,983	1,851
China Telecom Corp. Ltd. (H Shares)	674,000	410
China Unicom Ltd.	474,000	847
		3,108
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	30,610	547
SBA Communications Corp. Class A (a)	40,032	1,879
TIM Participacoes SA	179,344	1,085
Turkcell Iletisim Hizmet A/S (a)	156,000	854
		4,365
TOTAL TELECOMMUNICATION SERVICES		7,473
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.3%
Electric Utilities - 0.9%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	46,600	$ 712
Ceske Energeticke Zavody A/S	10,000	432
Edison International	62,916	2,634
El Paso Electric Co.	21,089	690
Fortum Corp.	11,600	288
NextEra Energy, Inc.	38,831	2,311
NV Energy, Inc.	44,875	704
PPL Corp.	26,161	747
		8,518
Gas Utilities - 0.2%
Aygaz A/S	8,000	43
China Gas Holdings Ltd.	1,054,000	507
ONEOK, Inc.	14,582	1,205
		1,755
Independent Power Producers & Energy Traders - 0.8%
The AES Corp. (a)	521,245	7,068
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	56,042	1,092
CMS Energy Corp.	13,277	284
National Grid PLC	123,989	1,263
Sempra Energy	17,471	1,035
		3,674
TOTAL UTILITIES		21,015
TOTAL COMMON STOCKS (Cost $806,645)		887,988
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	1,644
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	560
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	18,800	$ 1,033
TOTAL CONVERTIBLE PREFERRED STOCKS		3,237
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	10,000	1,870
TOTAL PREFERRED STOCKS (Cost $4,440)		5,107
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,352)	100,976	1,683
Convertible Bonds - 0.5%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g)	$ 791	696
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	1,875	1,097
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (g)	398	398
MATERIALS - 0.2%
Metals & Mining - 0.2%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g)	1,915	1,915
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 380	$ 276
TOTAL CONVERTIBLE BONDS (Cost $4,154)		4,382
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	4,943,761	4,944
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,035,499	10,035
TOTAL MONEY MARKET FUNDS (Cost $14,979)		14,979
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $831,570)		914,139
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(11,938)
NET ASSETS - 100%		$ 902,201
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,704,000 or 0.4% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,468,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 791
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 398
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Horizon Pharma, Inc.	2/29/12	$ 392
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 3
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11	$ 1,915
Mood Media Corp.	2/2/11	$ 390
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	76
Total	$ 77
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,613	$ 104,048	$ 565	$ -
Consumer Staples	71,466	69,973	1,493	-
Energy	118,151	118,021	130	-
Financials	125,374	121,342	4,032	-
Health Care	96,524	92,085	4,439	-
Industrials	121,418	120,294	1,124	-
Information Technology	173,923	172,462	-	1,461
Materials	52,105	52,105	-	-
Telecommunication Services	7,473	5,362	2,111	-
Utilities	22,048	20,785	1,263	-
Investment Companies	1,683	1,683	-	-
Corporate Bonds	4,382	-	1,373	3,009
Money Market Funds	14,979	14,979	-	-
Total Investments in Securities:	$ 914,139	$ 893,139	$ 16,530	$ 4,470
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	179
Cost of Purchases	791
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,470
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 179

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $837,967,000. Net unrealized appreciation aggregated $76,172,000, of which $144,277,000 related to appreciated investment securities and $68,105,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797923.108

EPG-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.6%
Gentex Corp.	790,147	$ 18,687
Automobiles - 2.2%
Harley-Davidson, Inc.	1,167,164	54,366
Tesla Motors, Inc. (a)(d)	391,531	13,081
		67,447
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	572,200	7,520
Kroton Educacional SA unit (a)	318,700	4,379
		11,899
Hotels, Restaurants & Leisure - 4.4%
Arcos Dorados Holdings, Inc.	74,200	1,560
BJ's Restaurants, Inc. (a)	186,912	9,280
Chipotle Mexican Grill, Inc. (a)	13,100	5,112
Dunkin' Brands Group, Inc. (a)	360,236	10,461
McDonald's Corp.	664,800	66,001
Starbucks Corp.	832,101	40,407
		132,821
Household Durables - 0.6%
Tupperware Brands Corp.	262,708	16,469
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	173,480	31,173
Media - 0.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	335,509	14,581
Multiline Retail - 1.4%
Dollar General Corp. (a)	340,493	14,321
Dollarama, Inc.	566,945	24,628
Dollarama, Inc. (e)	108,600	4,718
		43,667
Specialty Retail - 5.7%
AutoZone, Inc. (a)	46,800	17,526
Bed Bath & Beyond, Inc. (a)	343,679	20,531
GNC Holdings, Inc.	447,798	14,495
Home Depot, Inc.	237,400	11,293
Lowe's Companies, Inc.	941,554	26,721
Ross Stores, Inc.	476,716	25,423
TJX Companies, Inc.	597,482	21,874
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	233,180	19,410
Vitamin Shoppe, Inc. (a)	358,403	15,207
		172,480
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	142,000	$ 9,517
NIKE, Inc. Class B	242,074	26,125
Ralph Lauren Corp.	29,368	5,102
		40,744
TOTAL CONSUMER DISCRETIONARY		549,968
CONSUMER STAPLES - 9.0%
Beverages - 1.5%
Monster Beverage Corp. (a)	149,867	8,571
The Coca-Cola Co.	511,959	35,765
		44,336
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	58,500	5,035
Drogasil SA	540,498	5,262
Whole Foods Market, Inc.	197,156	15,918
		26,215
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	487,267	31,658
Mead Johnson Nutrition Co. Class A	251,300	19,539
Want Want China Holdings Ltd.	316,000	315
		51,512
Household Products - 1.0%
Colgate-Palmolive Co.	334,655	31,183
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	73,580	4,307
Herbalife Ltd.	633,602	41,951
		46,258
Tobacco - 2.4%
Altria Group, Inc.	92,530	2,785
British American Tobacco PLC sponsored ADR	257,700	26,100
Philip Morris International, Inc.	489,400	40,875
Swedish Match Co. AB	123,000	4,697
		74,457
TOTAL CONSUMER STAPLES		273,961
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.2%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	226,200	$ 12,602
Dresser-Rand Group, Inc. (a)	267,704	14,060
National Oilwell Varco, Inc.	214,400	17,694
Oceaneering International, Inc.	412,732	22,399
Poseidon Concepts Corp. (d)	767,500	11,617
Schlumberger Ltd.	338,316	26,257
		104,629
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	124,719	10,491
Apache Corp.	80,522	8,691
Atlas Pipeline Partners, LP	452,096	16,705
Concho Resources, Inc. (a)	201,287	21,506
Kosmos Energy Ltd.	598,898	8,391
Markwest Energy Partners LP	78,000	4,665
Noble Energy, Inc.	103,700	10,126
Oasis Petroleum, Inc. (a)	173,134	5,552
Occidental Petroleum Corp.	333,273	34,784
ONEOK Partners LP	55,862	3,251
Pioneer Natural Resources Co.	87,902	9,638
Targa Resources Corp.	105,469	4,686
Valero Energy Corp.	314,200	7,695
		146,181
TOTAL ENERGY		250,810
FINANCIALS - 2.6%
Capital Markets - 0.6%
GP Investments Ltd. (depositary receipt) (a)	1,062,875	3,249
Invesco Ltd.	565,628	14,011
JMP Group, Inc.	83,977	598
		17,858
Commercial Banks - 0.1%
First Republic Bank (a)	89,000	2,669
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	105,498	1,631
Shriram Transport Finance Co. Ltd.	465,635	5,191
		6,822
Diversified Financial Services - 0.5%
CME Group, Inc.	57,981	16,785
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.1%
American Tower Corp.	405,817	$ 25,396
Public Storage	57,630	7,726
		33,122
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	135,800	1,740
TOTAL FINANCIALS		78,996
HEALTH CARE - 3.8%
Biotechnology - 1.0%
Aegerion Pharmaceuticals, Inc. (a)	98,500	1,648
Amgen, Inc.	139,500	9,479
Biogen Idec, Inc. (a)	116,621	13,583
Biovitrum AB (a)	822,382	2,386
Medivation, Inc. (a)	38,300	2,509
		29,605
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	76,200	5,573
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd.	120,086	1,417
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	114,693	5,878
Pharmaceuticals - 2.4%
Novo Nordisk A/S Series B	168,197	23,575
Perrigo Co.	47,433	4,888
Valeant Pharmaceuticals International, Inc. (Canada) (a)	814,754	43,197
		71,660
TOTAL HEALTH CARE		114,133
INDUSTRIALS - 14.7%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	205,140	12,220
Precision Castparts Corp.	225,147	37,696
TransDigm Group, Inc. (a)	149,394	17,747
United Technologies Corp.	684,745	57,430
		125,093
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	348,515	26,797
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Cintas Corp.	385,466	$ 14,864
KAR Auction Services, Inc. (a)	350,785	5,637
Waste Connections, Inc.	93,024	3,025
		23,526
Electrical Equipment - 2.1%
AMETEK, Inc.	177,148	8,432
Polypore International, Inc. (a)(d)	554,759	22,812
Regal-Beloit Corp.	136,800	9,234
Roper Industries, Inc.	249,066	22,795
		63,273
Industrial Conglomerates - 1.5%
Danaher Corp.	890,665	47,054
Machinery - 2.0%
CLARCOR, Inc.	428,561	21,629
Graco, Inc.	134,115	6,864
Ingersoll-Rand PLC	718,545	28,656
Westport Innovations, Inc. (a)(d)	68,942	2,790
		59,939
Professional Services - 2.0%
Advisory Board Co. (a)	176,711	14,303
Corporate Executive Board Co.	230,000	9,531
Equifax, Inc.	300,756	12,644
IHS, Inc. Class A (a)	165,827	15,682
Qualicorp SA	469,300	4,099
Robert Half International, Inc.	153,800	4,373
		60,632
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc. Class A	109,858	8,724
W.W. Grainger, Inc.	148,962	30,944
		39,668
TOTAL INDUSTRIALS		445,982
INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 3.1%
Acme Packet, Inc. (a)	641,458	19,552
QUALCOMM, Inc.	1,222,183	75,995
		95,547
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 11.7%
Apple, Inc. (a)	612,489	$ 332,237
SanDisk Corp. (a)	463,985	22,949
		355,186
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	196,395	26,847
Bankrate, Inc.	520,206	12,402
Cornerstone OnDemand, Inc.	56,500	1,172
Dice Holdings, Inc. (a)	576,171	5,116
Google, Inc. Class A (a)	111,614	69,005
InfoSpace, Inc. (a)	348,188	4,042
KIT Digital, Inc. (a)(d)	1,113,922	11,262
MercadoLibre, Inc.	80,100	7,795
Responsys, Inc.	339,527	4,098
SPS Commerce, Inc. (a)	129,528	3,219
Velti PLC (a)	968,841	9,601
VeriSign, Inc.	849,880	31,403
		185,962
IT Services - 3.7%
Accenture PLC Class A	967,699	57,617
Cognizant Technology Solutions Corp. Class A (a)	403,694	28,642
Heartland Payment Systems, Inc.	390,718	11,065
MasterCard, Inc. Class A	18,200	7,644
ServiceSource International, Inc.	462,523	7,770
		112,738
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	78,368	3,073
ARM Holdings PLC sponsored ADR	262,816	7,143
ASML Holding NV	172,900	7,876
Avago Technologies Ltd.	418,369	15,735
Broadcom Corp. Class A	743,723	27,629
Cirrus Logic, Inc. (a)	43,643	1,029
Ezchip Semiconductor Ltd. (a)	96,400	3,896
Linear Technology Corp.	236,700	7,925
Marvell Technology Group Ltd. (a)	684,359	10,265
PMC-Sierra, Inc. (a)	733,309	5,038
Texas Instruments, Inc.	729,741	24,337
		113,946
Software - 7.9%
ANSYS, Inc. (a)	277,694	17,545
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ariba, Inc. (a)	756,677	$ 23,813
Aspen Technology, Inc. (a)	143,955	2,960
BroadSoft, Inc. (a)	50,057	1,821
Check Point Software Technologies Ltd. (a)	468,202	27,231
Citrix Systems, Inc. (a)	557,533	41,670
Computer Modelling Group Ltd.	385,100	6,300
Intuit, Inc.	460,691	26,646
Mitek Systems, Inc. (a)(d)	336,941	3,504
Oracle Corp.	571,965	16,741
Red Hat, Inc. (a)	199,900	9,887
salesforce.com, Inc. (a)	243,173	34,813
SolarWinds, Inc. (a)	324,989	12,109
VMware, Inc. Class A (a)	162,848	16,104
		241,144
TOTAL INFORMATION TECHNOLOGY		1,104,523
MATERIALS - 4.5%
Chemicals - 3.5%
CF Industries Holdings, Inc.	60,150	11,188
Ecolab, Inc.	223,400	13,404
FMC Corp.	194,300	19,230
Monsanto Co.	224,019	17,335
Praxair, Inc.	251,263	27,388
Sherwin-Williams Co.	67,400	6,952
W.R. Grace & Co. (a)	186,962	10,649
		106,146
Metals & Mining - 1.0%
Kenmare Resources PLC (a)	3,419,351	3,073
Newmont Mining Corp.	478,568	28,427
		31,500
TOTAL MATERIALS		137,646
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
SBA Communications Corp. Class A (a)	320,988	15,064
TIM Participacoes SA sponsored ADR (d)	1,032,874	31,038
		46,102
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONEOK, Inc.	200,915	$ 16,604
TOTAL COMMON STOCKS (Cost $2,384,825)		3,018,725
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.12% (b)	61,931,607	61,932
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,788,282	54,788
TOTAL MONEY MARKET FUNDS (Cost $116,720)		116,720
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,501,545)		3,135,445
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(90,795)
NET ASSETS - 100%		$ 3,044,650
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,718,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	90
Total	$ 108
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 549,968	$ 549,968	$ -	$ -
Consumer Staples	273,961	273,961	-	-
Energy	250,810	250,810	-	-
Financials	78,996	78,996	-	-
Health Care	114,133	90,558	23,575	-
Industrials	445,982	445,982	-	-
Information Technology	1,104,523	1,104,523	-	-
Materials	137,646	137,646	-	-
Telecommunication Services	46,102	46,102	-	-
Utilities	16,604	16,604	-	-
Money Market Funds	116,720	116,720	-	-
Total Investments in Securities:	$ 3,135,445	$ 3,111,870	$ 23,575	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $2,510,177,000. Net unrealized appreciation aggregated $625,268,000, of which $674,780,000 related to appreciated investment securities and $49,512,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797924.108

EPI-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.0%
Autoliv, Inc.	24	$ 2
Distributors - 0.3%
Li & Fung Ltd.	2,374,000	5,448
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	101,402	3,071
Einstein Noah Restaurant Group, Inc.	118,070	1,657
McDonald's Corp.	105,833	10,507
		15,235
Household Durables - 0.8%
KB Home	213,918	2,443
Lennar Corp. Class A	297,700	6,960
PulteGroup, Inc. (a)	676,200	5,964
Whirlpool Corp.	22,061	1,667
		17,034
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	173,934	6,143
Universal Entertainment Corp.	12,900	285
		6,428
Media - 4.3%
Comcast Corp. Class A	1,772,428	52,074
DIRECTV (a)	22,300	1,033
Interpublic Group of Companies, Inc.	372,623	4,367
The Walt Disney Co.	151,600	6,366
Time Warner, Inc.	756,409	28,146
		91,986
Multiline Retail - 1.2%
Target Corp.	453,167	25,690
Specialty Retail - 0.4%
Destination Maternity Corp.	53,240	957
Lowe's Companies, Inc.	242,900	6,894
		7,851
TOTAL CONSUMER DISCRETIONARY		169,674
CONSUMER STAPLES - 11.6%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	167,627	11,261
Beam, Inc.	62,865	3,463
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	379,665	$ 23,896
The Coca-Cola Co.	99,734	6,967
		45,587
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	47	2
Safeway, Inc.	278,538	5,975
Sysco Corp.	189,200	5,566
Wal-Mart Stores, Inc.	293,450	17,337
Walgreen Co.	214,423	7,110
		35,990
Food Products - 1.0%
Danone	190,220	12,868
Green Mountain Coffee Roasters, Inc. (a)	65,036	4,225
Kellogg Co.	100,721	5,273
		22,366
Household Products - 3.6%
Kimberly-Clark Corp.	233,560	17,022
Procter & Gamble Co.	819,433	55,328
Reckitt Benckiser Group PLC	73,299	4,058
		76,408
Tobacco - 3.2%
Altria Group, Inc.	576,830	17,363
British American Tobacco PLC sponsored ADR	271,100	27,457
Lorillard, Inc.	45,518	5,966
Philip Morris International, Inc.	197,500	16,495
		67,281
TOTAL CONSUMER STAPLES		247,632
ENERGY - 12.1%
Energy Equipment & Services - 1.4%
BW Offshore Ltd.	2,021,000	2,964
Diamond Offshore Drilling, Inc. (d)	32,600	2,232
Exterran Partners LP	112,285	2,656
Halliburton Co.	249,200	9,118
National Oilwell Varco, Inc.	36,600	3,021
Noble Corp.	195,617	7,860
Trinidad Drilling Ltd.	291,300	2,281
		30,132
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.7%
Apache Corp.	100,500	$ 10,847
ARC Resources Ltd. (d)	80,000	2,065
BP PLC sponsored ADR	379,487	17,897
Buckeye Partners LP	31,750	1,899
Canadian Natural Resources Ltd.	106,200	3,942
Chevron Corp.	800,030	87,295
Exxon Mobil Corp.	201,372	17,419
Holly Energy Partners LP	37,117	2,273
Inergy LP	64,582	1,128
Inergy Midstream LP	82,400	1,746
Legacy Reserves LP	138,299	3,991
Penn West Petroleum Ltd.	444,800	9,713
Pioneer Southwest Energy Partners LP	52,298	1,424
Royal Dutch Shell PLC Class A sponsored ADR	504,900	36,903
Suncor Energy, Inc.	153,600	5,528
Total SA sponsored ADR (d)	302,000	16,933
Williams Companies, Inc.	205,600	6,143
		227,146
TOTAL ENERGY		257,278
FINANCIALS - 20.6%
Capital Markets - 3.0%
Apollo Global Management LLC Class A	145,416	2,039
Ashmore Group PLC	1,726,048	10,593
Charles Schwab Corp.	345,034	4,789
Goldman Sachs Group, Inc.	75,636	8,709
KKR & Co. LP	601,757	8,617
Manning & Napier, Inc.	154,500	1,958
Morgan Stanley	948,502	17,585
The Blackstone Group LP	555,700	8,680
		62,970
Commercial Banks - 6.2%
BB&T Corp.	649,114	18,987
Comerica, Inc.	177,180	5,260
First Niagara Financial Group, Inc.	335,259	3,205
M&T Bank Corp.	99,107	8,089
Standard Chartered PLC (United Kingdom)	143,030	3,680
SunTrust Banks, Inc.	355,120	8,154
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	506,500	$ 14,891
Wells Fargo & Co.	2,235,792	69,958
		132,224
Diversified Financial Services - 4.9%
Citigroup, Inc.	166,900	5,561
JPMorgan Chase & Co.	2,108,483	82,737
KKR Financial Holdings LLC	1,178,836	11,022
New Academy Holding Co. LLC unit (g)(h)	52,800	5,739
		105,059
Insurance - 4.5%
ACE Ltd.	200,500	14,378
AFLAC, Inc.	155,700	7,357
Berkshire Hathaway, Inc. Class B (a)	98,185	7,703
Everest Re Group Ltd.	81,500	7,160
Fidelity National Financial, Inc. Class A	223,614	3,860
Hanover Insurance Group, Inc.	134,447	5,488
MetLife, Inc.	698,422	26,924
MetLife, Inc. unit (a)	76,100	5,499
Old Republic International Corp.	179,700	1,952
The Chubb Corp.	109,600	7,448
Validus Holdings Ltd.	230,200	7,019
		94,788
Real Estate Investment Trusts - 1.9%
American Capital Agency Corp.	216,112	6,637
Annaly Capital Management, Inc.	183,500	3,050
Chimera Investment Corp.	1,356,750	4,165
Digital Realty Trust, Inc. (d)	44,500	3,226
Highwoods Properties, Inc. (SBI)	58,062	1,858
MFA Financial, Inc.	47,800	349
Omega Healthcare Investors, Inc.	190,600	3,883
Rayonier, Inc.	87,142	3,880
Two Harbors Investment Corp.	583,515	5,999
Ventas, Inc.	129,985	7,269
		40,316
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	216,354	2,815
TOTAL FINANCIALS		438,172
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.1%
Biotechnology - 1.1%
Amgen, Inc.	291,475	$ 19,806
PDL BioPharma, Inc. (d)	799,300	5,100
		24,906
Health Care Equipment & Supplies - 0.7%
Covidien PLC	184,800	9,656
St. Jude Medical, Inc.	113,500	4,781
		14,437
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	500,172	9,323
WellPoint, Inc.	431,900	28,346
		37,669
Pharmaceuticals - 9.5%
Abbott Laboratories	316,300	17,906
AstraZeneca PLC sponsored ADR (d)	104,100	4,673
GlaxoSmithKline PLC	508,877	11,244
Johnson & Johnson	435,503	28,343
Merck & Co., Inc.	1,276,191	48,712
Pfizer, Inc.	3,159,879	66,673
Roche Holding AG (participation certificate)	37,972	6,610
Sanofi SA	163,669	12,106
Teva Pharmaceutical Industries Ltd. sponsored ADR	144,700	6,484
		202,751
TOTAL HEALTH CARE		279,763
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	136,300	12,050
Raytheon Co.	215,913	10,908
The Boeing Co.	68,300	5,119
United Technologies Corp.	212,807	17,848
		45,925
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	87,700	5,803
United Parcel Service, Inc. Class B	284,090	21,844
		27,647
Building Products - 0.1%
Lennox International, Inc.	31,000	1,213
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	245,798	$ 3,919
Republic Services, Inc.	622,415	18,567
Steelcase, Inc. Class A	135,490	1,190
		23,676
Industrial Conglomerates - 2.6%
General Electric Co.	2,597,819	49,488
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	294,050	6,169
		55,657
Machinery - 0.9%
Briggs & Stratton Corp.	277,552	4,702
Douglas Dynamics, Inc.	163,300	2,123
Harsco Corp.	47,600	1,058
Illinois Tool Works, Inc.	64,866	3,612
Ingersoll-Rand PLC	180,600	7,202
Rotork PLC	45,209	1,489
		20,186
Professional Services - 0.3%
Michael Page International PLC	898,991	6,487
Road & Rail - 0.5%
Union Pacific Corp.	100,638	11,095
TOTAL INDUSTRIALS		191,886
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,504,571	29,911
Computers & Peripherals - 1.3%
Apple, Inc. (a)	16,700	9,059
Hewlett-Packard Co.	725,514	18,363
		27,422
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	99,426	3,992
Avnet, Inc. (a)	71,000	2,538
Domino Printing Sciences PLC	27,675	289
Everlight Electronics Co. Ltd.	1,212,000	2,713
TE Connectivity Ltd.	160,753	5,876
		15,408
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
Google, Inc. Class A (a)	14,602	$ 9,028
VeriSign, Inc.	112,300	4,149
		13,177
IT Services - 3.8%
Accenture PLC Class A	186,696	11,116
Cognizant Technology Solutions Corp. Class A (a)	150,869	10,704
Fidelity National Information Services, Inc.	37,771	1,198
MasterCard, Inc. Class A	14,198	5,963
Paychex, Inc.	1,203,101	37,657
Visa, Inc. Class A	111,385	12,962
		79,600
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	528,400	6,468
ASM Pacific Technology Ltd.	458,000	6,454
Epistar Corp.	837,000	2,193
KLA-Tencor Corp.	97,743	4,731
Siliconware Precision Industries Co. Ltd. sponsored ADR	915,233	5,281
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	716,800	10,408
		35,535
Software - 0.6%
BMC Software, Inc. (a)	84,300	3,156
CA, Inc.	193,181	5,222
Microsoft Corp.	145,000	4,602
		12,980
TOTAL INFORMATION TECHNOLOGY		214,033
MATERIALS - 0.4%
Chemicals - 0.3%
PPG Industries, Inc.	66,164	6,037
Metals & Mining - 0.1%
Commercial Metals Co.	222,400	2,956
TOTAL MATERIALS		8,993
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,251,169	38,273
CenturyLink, Inc.	270,714	10,896
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV	438,636	$ 4,754
Verizon Communications, Inc.	578,328	22,040
		75,963
UTILITIES - 3.6%
Electric Utilities - 2.8%
Duke Energy Corp.	692,700	14,491
El Paso Electric Co.	102,476	3,354
FirstEnergy Corp.	217,787	9,646
NextEra Energy, Inc.	201,820	12,010
PPL Corp.	543,883	15,528
Southern Co.	91,248	4,032
		59,061
Multi-Utilities - 0.8%
Alliant Energy Corp.	47,011	2,005
National Grid PLC	1,031,300	10,503
PG&E Corp.	99,507	4,147
		16,655
TOTAL UTILITIES		75,716
TOTAL COMMON STOCKS (Cost $1,826,069)		1,959,110
Preferred Stocks - 3.5%

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	108,800	4,645
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	2,500	2,613
TOTAL CONSUMER DISCRETIONARY		7,258
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	9,300	401
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.6%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	$ 5,980
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	30,200	2,991
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	94,880	2,121
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	33,300	1,761
TOTAL FINANCIALS		12,853
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,730	3,712
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	3,000	2,934
TOTAL HEALTH CARE		6,646
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	37,500	2,147
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	47,300	2,218
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 8.75%	76,100	4,080
TOTAL CONVERTIBLE PREFERRED STOCKS		35,603
Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Porsche Automobil Holding SE (Germany)	156,137	10,164
Volkswagen AG	137,094	25,633
		35,797
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	3,992	$ 3,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,150
TOTAL PREFERRED STOCKS (Cost $72,733)		74,753
Investment Companies - 0.1%

2010 Swift Mandatory Common Exchange Security Trust (e) (Cost $2,937)	223,600	2,580
Corporate Bonds - 3.0%
	Principal Amount (000s)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 970	2,176
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	1,040	1,325
TOTAL CONSUMER DISCRETIONARY		3,501
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	2,110	2,097
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (h)	516	454
Chesapeake Energy Corp. 2.5% 5/15/37	1,880	1,749
Western Refining, Inc. 5.75% 6/15/14	2,060	3,778
		5,981
TOTAL ENERGY		8,078
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	1,983
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	$ 1,730	$ 2,030
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	3,990	4,593
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	360	478
4.25% 12/15/14	500	681
		1,159
TOTAL INDUSTRIALS		5,752
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	1,890	1,937
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	1,780	2,123
Internet Software & Services - 0.2%
Equinix, Inc.:
3% 10/15/14	1,400	1,914
4.75% 6/15/16	650	1,181
VeriSign, Inc. 3.25% 8/15/37	1,690	2,104
		5,199
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	1,790	2,159
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 8/1/31 (e)	1,400	1,531
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	4,960	5,711
TOTAL INFORMATION TECHNOLOGY		18,660
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 1.25% 7/15/14	1,870	2,581
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 4,740	$ 3,448
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 5.5% 6/15/29	1,190	1,862
TOTAL CONVERTIBLE BONDS		47,895
Nonconvertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(f)	144	152
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15	870	896
9.5% 6/15/17	1,370	1,391
Tops Markets LLC 10.125% 10/15/15	865	932
		3,219
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (e)	1,105	1,249
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	1,645	1,908
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	4,000	3,500
TOTAL FINANCIALS		5,408
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)	2,341	2,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	$ 2,030	$ 1,974
TOTAL NONCONVERTIBLE BONDS		14,677
TOTAL CORPORATE BONDS (Cost $60,633)		62,572
Floating Rate Loans - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2ND LIEN, term loan 9% 5/24/19 (f) (Cost $2,355)	2,329	2,373
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	21,786,176	21,786
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	22,098,800	22,099
TOTAL MONEY MARKET FUNDS (Cost $43,885)		43,885
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,008,612)		2,145,273
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,317)
NET ASSETS - 100%		$ 2,126,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,918,000 or 1.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,193,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 516
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	85
Total	$ 94
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 212,729	$ 210,116	$ 2,613	$ -
Consumer Staples	247,632	236,371	11,261	-
Energy	257,679	257,278	401	-
Financials	454,378	438,026	10,613	5,739
Health Care	286,409	260,125	26,284	-
Industrials	194,033	191,886	2,147	-
Information Technology	214,033	214,033	-	-
Materials	11,211	11,211	-	-
Telecommunication Services	75,963	75,963	-	-
Utilities	79,796	65,213	14,583	-
Investment Companies	2,580	-	2,580	-
Corporate Bonds	62,572	-	62,118	454
Floating Rate Loans	2,373	-	2,373	-
Money Market Funds	43,885	43,885	-	-
Total Investments in Securities:	$ 2,145,273	$ 2,004,107	$ 134,973	$ 6,193
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,301
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	376
Cost of Purchases	516
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 376

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $2,029,456,000. Net unrealized appreciation aggregated $115,817,000, of which $212,572,000 related to appreciated investment securities and $96,755,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797934.108

AEV-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,100	$ 355,284
Household Durables - 0.4%
D.R. Horton, Inc.	16,881	242,074
Media - 5.8%
Comcast Corp. Class A	39,100	1,148,758
John Wiley & Sons, Inc. Class A	12,225	555,015
McGraw-Hill Companies, Inc.	7,300	339,742
The Walt Disney Co.	12,895	541,461
Time Warner Cable, Inc.	9,857	782,054
Viacom, Inc. Class B (non-vtg.)	13,900	661,918
		4,028,948
Multiline Retail - 1.8%
Kohl's Corp.	10,500	521,640
Target Corp.	13,300	753,977
		1,275,617
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	6,400	546,368
Best Buy Co., Inc.	14,200	350,740
Staples, Inc.	42,400	621,584
		1,518,692
TOTAL CONSUMER DISCRETIONARY		7,420,615
CONSUMER STAPLES - 8.7%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	5,500	369,875
PepsiCo, Inc.	3,400	213,996
SABMiller PLC	8,900	360,678
		944,549
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	23,600	1,064,360
Walgreen Co.	15,200	504,032
		1,568,392
Food Products - 1.2%
The J.M. Smucker Co.	2,200	165,704
Unilever NV (NY Reg.)	20,700	689,517
		855,221
Household Products - 3.0%
Colgate-Palmolive Co.	7,500	698,850
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	5,300	$ 386,264
Procter & Gamble Co.	15,042	1,015,636
		2,100,750
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	5,600	567,168
TOTAL CONSUMER STAPLES		6,036,080
ENERGY - 11.2%
Energy Equipment & Services - 2.5%
National Oilwell Varco, Inc.	11,300	932,589
Transocean Ltd. (United States)	15,000	800,100
		1,732,689
Oil, Gas & Consumable Fuels - 8.7%
BP PLC sponsored ADR	15,100	712,116
Chevron Corp.	24,597	2,684,023
Exxon Mobil Corp.	20,200	1,747,300
Royal Dutch Shell PLC Class A sponsored ADR	9,557	698,521
Scorpio Tankers, Inc. (a)	29,200	186,004
		6,027,964
TOTAL ENERGY		7,760,653
FINANCIALS - 23.7%
Capital Markets - 5.1%
Bank of New York Mellon Corp.	40,500	895,455
Goldman Sachs Group, Inc.	7,800	898,092
Morgan Stanley	46,300	858,402
State Street Corp.	20,600	869,938
		3,521,887
Commercial Banks - 6.3%
CIT Group, Inc. (a)	13,500	549,585
PNC Financial Services Group, Inc.	11,400	678,528
U.S. Bancorp	47,366	1,392,560
Wells Fargo & Co.	56,175	1,757,716
		4,378,389
Consumer Finance - 1.0%
Capital One Financial Corp.	13,900	703,340
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	45,795	$ 1,796,996
Insurance - 5.8%
ACE Ltd.	7,100	509,141
AFLAC, Inc.	21,500	1,015,875
Berkshire Hathaway, Inc. Class B (a)	23,337	1,830,788
MetLife, Inc.	9,490	365,840
XL Group PLC Class A	12,775	265,720
		3,987,364
Real Estate Investment Trusts - 2.2%
CBL & Associates Properties, Inc.	31,044	547,306
Public Storage	3,700	496,059
Rayonier, Inc.	10,700	476,364
		1,519,729
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	74,500	510,325
TOTAL FINANCIALS		16,418,030
HEALTH CARE - 14.5%
Biotechnology - 1.3%
Amgen, Inc.	13,000	883,350
Health Care Equipment & Supplies - 1.7%
Covidien PLC	12,700	663,575
Stryker Corp.	9,600	514,944
		1,178,519
Health Care Providers & Services - 6.1%
Aetna, Inc.	7,700	360,052
Express Scripts, Inc. (a)	10,000	533,300
Henry Schein, Inc. (a)	2,300	170,246
Humana, Inc.	3,600	313,560
Laboratory Corp. of America Holdings (a)	6,700	602,263
McKesson Corp.	8,900	743,239
UnitedHealth Group, Inc.	18,800	1,048,100
WellPoint, Inc.	7,100	465,973
		4,236,733
Pharmaceuticals - 5.4%
GlaxoSmithKline PLC sponsored ADR	15,200	673,512
Johnson & Johnson	4,108	267,349
Merck & Co., Inc.	34,530	1,318,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	37,129	$ 783,422
Sanofi SA sponsored ADR	18,700	692,461
		3,734,754
TOTAL HEALTH CARE		10,033,356
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.3%
United Technologies Corp.	10,930	916,699
Electrical Equipment - 1.3%
Emerson Electric Co.	17,000	855,270
Industrial Conglomerates - 3.0%
3M Co.	9,800	858,480
Danaher Corp.	6,600	348,678
General Electric Co.	45,947	875,290
		2,082,448
Machinery - 1.0%
Parker Hannifin Corp.	7,900	709,499
Professional Services - 0.5%
Dun & Bradstreet Corp.	4,150	342,998
TOTAL INDUSTRIALS		4,906,914
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.8%
Cisco Systems, Inc.	68,400	1,359,792
Motorola Solutions, Inc.	11,300	562,740
		1,922,532
Computers & Peripherals - 2.7%
Apple, Inc. (a)	1,200	650,928
EMC Corp. (a)	14,600	404,274
Hewlett-Packard Co.	31,152	788,457
		1,843,659
Internet Software & Services - 0.5%
eBay, Inc. (a)	10,700	382,418
IT Services - 4.3%
Amdocs Ltd. (a)	11,600	355,772
Fiserv, Inc. (a)	8,100	537,030
IBM Corp.	1,800	354,114
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	1,240	$ 520,800
Teletech Holdings, Inc. (a)	21,500	328,305
Visa, Inc. Class A	7,600	884,412
		2,980,433
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	15,000	500,250
Software - 1.6%
Microsoft Corp.	18,100	574,494
Oracle Corp.	17,742	519,308
		1,093,802
TOTAL INFORMATION TECHNOLOGY		8,723,094
MATERIALS - 3.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	5,500	496,320
FMC Corp.	1,772	175,375
Sherwin-Williams Co.	3,500	361,025
Sigma Aldrich Corp.	6,600	473,814
		1,506,534
Containers & Packaging - 0.8%
Ball Corp.	13,300	533,064
TOTAL MATERIALS		2,039,598
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	21,170	647,590
CenturyLink, Inc.	13,500	543,375
		1,190,965
UTILITIES - 4.9%
Electric Utilities - 4.9%
American Electric Power Co., Inc.	16,500	620,565
Duke Energy Corp.	31,900	667,348
Edison International	16,893	707,310
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	11,500	$ 684,365
PPL Corp.	24,402	696,677
		3,376,265
TOTAL COMMON STOCKS (Cost $61,986,484)		67,905,570
Convertible Bonds - 0.3%
Principal Amount
INDUSTRIALS - 0.3%
Marine - 0.3%
DryShips, Inc. 5% 12/1/14 (Cost $169,588)	$ 230,000	194,350
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $903,435)	903,435	903,435
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $63,059,507)		69,003,355
NET OTHER ASSETS (LIABILITIES) - 0.3%		214,467
NET ASSETS - 100%		$ 69,217,822
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 172
Fidelity Securities Lending Cash Central Fund	1,156
Total	$ 1,328
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,420,615	$ 7,420,615	$ -	$ -
Consumer Staples	6,036,080	6,036,080	-	-
Energy	7,760,653	7,760,653	-	-
Financials	16,418,030	16,418,030	-	-
Health Care	10,033,356	10,033,356	-	-
Industrials	4,906,914	4,906,914	-	-
Information Technology	8,723,094	8,723,094	-	-
Materials	2,039,598	2,039,598	-	-
Telecommunication Services	1,190,965	1,190,965	-	-
Utilities	3,376,265	3,376,265	-	-
Corporate Bonds	194,350	-	194,350	-
Money Market Funds	903,435	903,435	-	-
Total Investments in Securities:	$ 69,003,355	$ 68,809,005	$ 194,350	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $63,734,744. Net unrealized appreciation aggregated $5,268,611, of which $6,668,159 related to appreciated investment securities and $1,399,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797925.108

AGAI-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Johnson Controls, Inc.	173,910	$ 5,675
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	42,016	3,886
Distributors - 0.4%
Li & Fung Ltd.	1,900,000	4,360
LKQ Corp. (a)	44,600	1,421
		5,781
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	189,524	18,816
Yum! Brands, Inc.	115,816	7,672
		26,488
Household Durables - 1.5%
D.R. Horton, Inc.	393,865	5,648
Lennar Corp. Class A	38,200	893
Newell Rubbermaid, Inc.	142,495	2,608
Ryland Group, Inc.	343,080	6,220
Toll Brothers, Inc. (a)	363,976	8,539
		23,908
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	169,043	5,971
Media - 4.7%
Comcast Corp.:
Class A	6,200	182
Class A (special) (non-vtg.)	985,109	28,164
Informa PLC	73,048	504
The Walt Disney Co.	167,154	7,019
Thomson Reuters Corp.	89,400	2,594
Time Warner Cable, Inc.	82,632	6,556
Time Warner, Inc.	596,994	22,214
Viacom, Inc. Class B (non-vtg.)	109,111	5,196
		72,429
Multiline Retail - 1.6%
Target Corp.	435,270	24,675
Specialty Retail - 2.0%
Destination Maternity Corp.	53,000	953
Limited Brands, Inc.	41,300	1,922
Lowe's Companies, Inc.	846,139	24,013
Staples, Inc.	305,602	4,480
		31,368
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	5,200	$ 759
TOTAL CONSUMER DISCRETIONARY		200,940
CONSUMER STAPLES - 11.2%
Beverages - 3.2%
Dr Pepper Snapple Group, Inc.	259,104	9,859
PepsiCo, Inc.	265,056	16,683
The Coca-Cola Co.	324,508	22,670
		49,212
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	173,051	7,805
Sysco Corp.	50,080	1,473
Walgreen Co.	237,372	7,871
		17,149
Food Products - 1.0%
Danone	166,973	11,296
Kellogg Co.	85,720	4,487
		15,783
Household Products - 3.9%
Colgate-Palmolive Co.	96,375	8,980
Kimberly-Clark Corp.	271,355	19,776
Procter & Gamble Co.	462,563	31,232
WD-40 Co.	10,374	447
		60,435
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	185,968	18,835
Lorillard, Inc.	95,905	12,571
		31,406
TOTAL CONSUMER STAPLES		173,985
ENERGY - 11.2%
Energy Equipment & Services - 1.2%
Exterran Partners LP	105,282	2,490
Halliburton Co.	287,718	10,528
Helmerich & Payne, Inc.	9,971	611
Schlumberger Ltd.	66,918	5,194
		18,823
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.0%
ARC Resources Ltd. (d)	117,200	$ 3,026
Atlas Pipeline Partners, LP	80,100	2,960
Bonavista Energy Corp. (e)	58,600	1,362
BP PLC sponsored ADR	65,600	3,094
Chevron Corp.	510,935	55,753
Exxon Mobil Corp.	496,822	42,975
Holly Energy Partners LP	8,200	502
Inergy LP	49,200	859
Inergy Midstream LP	66,900	1,418
Legacy Reserves LP	60,368	1,742
Occidental Petroleum Corp.	35,700	3,726
Penn West Petroleum Ltd.	118,900	2,596
Royal Dutch Shell PLC Class A (United Kingdom)	561,253	20,421
Suncor Energy, Inc.	306,500	11,032
Williams Companies, Inc.	127,761	3,817
		155,283
TOTAL ENERGY		174,106
FINANCIALS - 18.9%
Capital Markets - 4.0%
Ashmore Group PLC	962,179	5,905
BlackRock, Inc. Class A	11,905	2,369
Charles Schwab Corp.	833,045	11,563
Goldman Sachs Group, Inc.	22,150	2,550
Greenhill & Co., Inc.	16,197	712
ICAP PLC	250,400	1,533
KKR & Co. LP	435,775	6,240
Morgan Stanley	528,426	9,797
Northern Trust Corp.	174,356	7,743
State Street Corp.	71,133	3,004
T. Rowe Price Group, Inc.	67,238	4,141
The Blackstone Group LP	300,500	4,694
UBS AG (NY Shares) (a)	122,900	1,724
		61,975
Commercial Banks - 7.1%
Bank of Montreal	16,700	980
BB&T Corp.	474,760	13,887
City National Corp.	63,183	2,970
Comerica, Inc.	58,529	1,738
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Group Holdings Ltd.	70,164	$ 797
First Niagara Financial Group, Inc.	245,870	2,351
HSBC Holdings PLC sponsored ADR	27,004	1,200
Standard Chartered PLC (United Kingdom)	179,815	4,627
SunTrust Banks, Inc.	408,866	9,388
U.S. Bancorp	613,870	18,048
UMB Financial Corp.	2,700	112
Wells Fargo & Co.	1,720,266	53,827
		109,925
Diversified Financial Services - 5.8%
Citigroup, Inc.	533,586	17,779
CME Group, Inc.	24,673	7,143
JPMorgan Chase & Co.	1,417,687	55,630
KKR Financial Holdings LLC	992,625	9,281
		89,833
Insurance - 0.9%
AXA SA	77,000	1,242
Euler Hermes SA	24,218	1,827
Lincoln National Corp.	58,900	1,463
MetLife, Inc.	111,855	4,312
MetLife, Inc. unit (a)	78,700	5,687
		14,531
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	25,500	783
CBL & Associates Properties, Inc.	324,003	5,712
Education Realty Trust, Inc.	73,900	760
Public Storage	26,100	3,499
Rayonier, Inc.	19,300	859
Sun Communities, Inc.	48,400	2,003
Two Harbors Investment Corp.	149,600	1,538
Ventas, Inc.	13,431	751
		15,905
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	39,442	178
Radian Group, Inc.	180,777	685
		863
TOTAL FINANCIALS		293,032
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.4%
Biotechnology - 1.1%
Amgen, Inc.	213,543	$ 14,510
ARIAD Pharmaceuticals, Inc. (a)	129,757	1,861
		16,371
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	10,600	616
St. Jude Medical, Inc.	45,600	1,921
		2,537
Health Care Providers & Services - 2.0%
Aetna, Inc.	106,600	4,985
Brookdale Senior Living, Inc. (a)	199,700	3,722
Express Scripts, Inc. (a)	11,822	630
McKesson Corp.	164,610	13,747
WellPoint, Inc.	133,356	8,752
		31,836
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)(d)	135,002	2,063
Pharmaceuticals - 6.0%
Abbott Laboratories	188,600	10,677
Cardiome Pharma Corp. (a)	263,765	588
Eli Lilly & Co.	41,500	1,628
GlaxoSmithKline PLC sponsored ADR	286,231	12,683
Johnson & Johnson	213,922	13,922
Merck & Co., Inc.	700,300	26,730
Pfizer, Inc.	913,396	19,273
Roche Holding AG (participation certificate)	29,365	5,112
Sanofi SA	37,530	2,776
		93,389
TOTAL HEALTH CARE		146,196
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	183,521	10,932
MTU Aero Engines Holdings AG	15,800	1,203
Raytheon Co.	128,908	6,512
Rockwell Collins, Inc.	193,404	11,467
The Boeing Co.	155,200	11,632
United Technologies Corp.	184,161	15,446
		57,192
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	93,189	$ 6,166
United Parcel Service, Inc. Class B	146,785	11,286
		17,452
Building Products - 0.8%
Lennox International, Inc.	123,229	4,822
Owens Corning (a)	255,771	8,095
		12,917
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc.	7,482	146
HNI Corp.	1,500	38
Interface, Inc. Class A	113,690	1,393
Intrum Justitia AB	30,809	491
Knoll, Inc.	5,387	83
Republic Services, Inc.	155,394	4,635
Ritchie Brothers Auctioneers, Inc. (d)	41,400	1,011
		7,797
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8,100	504
Emerson Electric Co.	200,161	10,070
Zumtobel AG	26,710	475
		11,049
Industrial Conglomerates - 3.9%
3M Co.	19,300	1,691
Danaher Corp.	195,500	10,328
General Electric Co.	1,616,513	30,795
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	718,056	15,065
Siemens AG	22,305	2,223
		60,102
Machinery - 1.5%
Douglas Dynamics, Inc.	202,548	2,633
Fiat Industrial SpA (a)	88,128	939
Graco, Inc.	41,627	2,130
Illinois Tool Works, Inc.	57,050	3,177
Ingersoll-Rand PLC	219,382	8,749
PACCAR, Inc.	44,548	2,050
Pfeiffer Vacuum Technology AG	9,674	1,048
Stanley Black & Decker, Inc.	37,012	2,843
		23,569
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.0%
Bureau Veritas SA	80,655	$ 6,663
Michael Page International PLC	921,380	6,649
Robert Half International, Inc.	91,625	2,605
		15,917
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	6,200	318
Trading Companies & Distributors - 0.3%
Watsco, Inc.	52,594	3,755
TOTAL INDUSTRIALS		210,068
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	862,611	17,149
Juniper Networks, Inc. (a)	195,641	4,453
QUALCOMM, Inc.	97,190	6,043
		27,645
Computers & Peripherals - 5.9%
Apple, Inc. (a)	133,930	72,643
EMC Corp. (a)	388,733	10,764
Hewlett-Packard Co.	315,355	7,982
		91,389
Electronic Equipment & Components - 0.2%
Coretronic Corp.	436,000	383
Everlight Electronics Co. Ltd.	692,000	1,549
Premier Farnell PLC	367,726	1,276
		3,208
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	42,713	26,407
IT Services - 5.6%
Accenture PLC Class A	55,290	3,292
Cognizant Technology Solutions Corp. Class A (a)	79,094	5,612
Fidelity National Information Services, Inc.	298,655	9,476
IBM Corp.	52,900	10,407
MasterCard, Inc. Class A	41,039	17,236
Paychex, Inc.	657,775	20,588
The Western Union Co.	334,809	5,849
Visa, Inc. Class A	127,396	14,825
		87,285
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	105,981	$ 1,539
Software - 2.5%
Microsoft Corp.	876,529	27,821
Oracle Corp.	228,593	6,691
Royalblue Group PLC	94,362	2,492
Solera Holdings, Inc.	33,803	1,623
		38,627
TOTAL INFORMATION TECHNOLOGY		276,100
MATERIALS - 0.5%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	26,282	2,372
E.I. du Pont de Nemours & Co.	53,797	2,736
Rentech Nitrogen Partners LP	7,300	181
Syngenta AG (Switzerland)	3,280	1,071
		6,360
Metals & Mining - 0.1%
Nucor Corp.	32,994	1,436
TOTAL MATERIALS		7,796
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	84,736	3,411
Koninklijke KPN NV	265,187	2,874
		6,285
Wireless Telecommunication Services - 0.1%
NTELOS Holdings Corp.	35,162	818
TOTAL TELECOMMUNICATION SERVICES		7,103
UTILITIES - 1.8%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	56,500	2,125
FirstEnergy Corp.	84,050	3,723
NextEra Energy, Inc.	42,585	2,534
PPL Corp.	122,466	3,496
		11,878
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.2%
National Fuel Gas Co.	47,932	$ 2,412
ONEOK, Inc.	9,605	794
		3,206
Multi-Utilities - 0.8%
National Grid PLC	1,009,986	10,286
TECO Energy, Inc.	139,440	2,503
		12,789
TOTAL UTILITIES		27,873
TOTAL COMMON STOCKS (Cost $1,353,903)		1,517,199
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	34,692	8,187
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	28,600	1,533
TOTAL CONVERTIBLE PREFERRED STOCKS		9,720
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	47,910	8,958
TOTAL PREFERRED STOCKS (Cost $18,320)		18,678
Corporate Bonds - 0.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 1,592	$ 1,401
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
HeartWare International, Inc. 3.5% 12/15/17	1,120	1,215
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	3,330	2,974
		4,189
Life Sciences Tools & Services - 0.0%
Illumina, Inc. 0.25% 3/15/16 (e)	1,070	1,018
TOTAL HEALTH CARE		5,207
TOTAL CONVERTIBLE BONDS		6,608
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	2,295	2,008
TOTAL CORPORATE BONDS (Cost $8,146)		8,616
Money Market Funds - 0.3%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $5,024)	5,023,854	5,024
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,385,393)		1,549,517
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,728
NET ASSETS - 100%		$ 1,552,245
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,354,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,401,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,592
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	15
Total	$ 16
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,898	$ 209,898	$ -	$ -
Consumer Staples	173,985	173,985	-	-
Energy	174,106	153,685	20,421	-
Financials	293,032	287,345	5,687	-
Health Care	154,383	151,607	2,776	-
Industrials	210,068	207,845	2,223	-
Information Technology	276,100	276,100	-	-
Materials	7,796	6,725	1,071	-
Telecommunication Services	7,103	7,103	-	-
Utilities	29,406	17,587	11,819	-
Corporate Bonds	8,616	-	7,215	1,401
Money Market Funds	5,024	5,024	-	-
Total Investments in Securities:	$ 1,549,517	$ 1,496,904	$ 51,212	$ 1,401
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(191)
Cost of Purchases	1,592
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,401
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (191)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,398,616,000. Net unrealized appreciation aggregated $150,901,000, of which $196,734,000 related to appreciated investment securities and $45,833,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797926.108

GO-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.4%
Johnson Controls, Inc.	38,200	$ 1,246
Tenneco, Inc. (a)	170,900	6,580
		7,826
Automobiles - 0.2%
Ford Motor Co.	231,700	2,868
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	39,500	3,080
Hotels, Restaurants & Leisure - 4.7%
Arcos Dorados Holdings, Inc.	180,000	3,784
BJ's Restaurants, Inc. (a)	280,400	13,922
Buffalo Wild Wings, Inc. (a)	44,600	3,857
Chipotle Mexican Grill, Inc. (a)	22,500	8,780
Dunkin' Brands Group, Inc. (a)(d)	219,600	6,377
Hyatt Hotels Corp. Class A (a)	148,900	6,166
Las Vegas Sands Corp. warrants 11/16/13 (a)	13,100	10,832
McDonald's Corp.	147,100	14,604
Starbucks Corp.	236,400	11,480
Starwood Hotels & Resorts Worldwide, Inc.	130,700	7,045
The Cheesecake Factory, Inc. (a)(d)	79,900	2,368
		89,215
Household Durables - 2.0%
iRobot Corp. (a)	52,400	1,337
Lennar Corp. Class A	658,700	15,400
SodaStream International Ltd. (a)	79,889	3,255
Tempur-Pedic International, Inc. (a)	81,900	6,470
Toll Brothers, Inc. (a)	300,600	7,052
Tupperware Brands Corp.	58,100	3,642
		37,156
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	89,600	16,100
Groupon, Inc. Class A (a)(d)	85,700	1,690
		17,790
Media - 1.6%
Comcast Corp. Class A	66,500	1,954
DIRECTV (a)	139,500	6,462
DreamWorks Animation SKG, Inc. Class A (a)	40,200	694
IMAX Corp. (a)	185,700	4,739
Lions Gate Entertainment Corp. (a)	380,200	5,201
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc.	492,200	$ 6,428
The Walt Disney Co.	106,900	4,489
		29,967
Multiline Retail - 0.8%
JCPenney Co., Inc.	245,500	9,722
Target Corp.	90,400	5,125
		14,847
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	36,785	1,684
Bed Bath & Beyond, Inc. (a)	54,000	3,226
DSW, Inc. Class A	130,500	7,360
Francescas Holdings Corp. (a)	80,600	1,850
Home Depot, Inc.	164,400	7,821
Jos. A. Bank Clothiers, Inc. (a)	18,100	932
Lumber Liquidators Holdings, Inc. (a)(d)	231,020	5,057
Staples, Inc.	111,900	1,640
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	81,000	6,742
		36,312
Textiles, Apparel & Luxury Goods - 5.4%
Coach, Inc.	149,000	11,151
Fossil, Inc. (a)	159,500	19,456
Liz Claiborne, Inc. (a)	70,700	691
lululemon athletica, Inc. (a)(d)	656,416	43,993
Michael Kors Holdings Ltd.	218,500	9,450
NIKE, Inc. Class B	68,100	7,349
Steven Madden Ltd. (a)	183,400	7,919
Vera Bradley, Inc. (a)	51,500	1,890
		101,899
TOTAL CONSUMER DISCRETIONARY		340,960
CONSUMER STAPLES - 7.9%
Beverages - 1.4%
PepsiCo, Inc.	127,800	8,044
The Coca-Cola Co.	277,500	19,386
		27,430
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	41,800	3,597
Drogasil SA	20,617	201
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	54,433	$ 2,451
Wal-Mart Stores, Inc.	160,580	9,487
Walgreen Co.	95,800	3,177
Whole Foods Market, Inc.	87,200	7,041
		25,954
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	205,700	13,364
Mead Johnson Nutrition Co. Class A	36,600	2,846
		16,210
Household Products - 0.5%
Church & Dwight Co., Inc.	70,800	3,380
Procter & Gamble Co.	84,600	5,712
		9,092
Personal Products - 1.7%
Avon Products, Inc.	76,142	1,423
Herbalife Ltd.	455,600	30,165
		31,588
Tobacco - 2.0%
Altria Group, Inc.	345,000	10,385
Philip Morris International, Inc.	330,190	27,577
		37,962
TOTAL CONSUMER STAPLES		148,236
ENERGY - 8.9%
Energy Equipment & Services - 2.5%
FMC Technologies, Inc. (a)	67,040	3,381
Halliburton Co.	209,000	7,647
National Oilwell Varco, Inc.	77,288	6,379
Schlumberger Ltd.	367,800	28,545
		45,952
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	83,500	7,024
Chesapeake Energy Corp.	163,464	4,087
Chevron Corp.	81,200	8,861
Cobalt International Energy, Inc. (a)	125,200	3,764
Concho Resources, Inc. (a)	51,400	5,492
EOG Resources, Inc.	17,500	1,993
Exxon Mobil Corp.	635,800	54,997
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	112,300	$ 7,291
Noble Energy, Inc.	35,300	3,447
Occidental Petroleum Corp.	122,900	12,827
Peabody Energy Corp.	47,700	1,664
Plains Exploration & Production Co. (a)	128,300	5,654
Solazyme, Inc.	22,500	310
Valero Energy Corp.	146,700	3,593
		121,004
TOTAL ENERGY		166,956
FINANCIALS - 3.3%
Capital Markets - 0.5%
Charles Schwab Corp.	267,700	3,716
Goldman Sachs Group, Inc.	22,191	2,555
Morgan Stanley	44,400	823
T. Rowe Price Group, Inc.	25,600	1,577
		8,671
Commercial Banks - 0.4%
Signature Bank (a)	45,400	2,695
Wells Fargo & Co.	140,500	4,396
		7,091
Consumer Finance - 1.3%
Discover Financial Services	848,533	25,464
Diversified Financial Services - 0.9%
Bank of America Corp.	130,100	1,037
BM&F Bovespa SA	565,358	3,782
CME Group, Inc.	4,400	1,274
JPMorgan Chase & Co.	264,100	10,363
		16,456
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	2,923
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	120,800	1,946
TOTAL FINANCIALS		62,551
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.5%
Biotechnology - 12.3%
Alexion Pharmaceuticals, Inc. (a)	72,500	$ 6,070
Alkermes PLC (a)	941,400	16,578
Alnylam Pharmaceuticals, Inc. (a)	34,600	462
Amarin Corp. PLC ADR (a)(d)	203,600	1,578
Amylin Pharmaceuticals, Inc. (a)	749,500	12,809
Biogen Idec, Inc. (a)	29,700	3,459
Celgene Corp. (a)	59,435	4,358
Cepheid, Inc. (a)	352,653	14,244
Exelixis, Inc. (a)(d)	2,026,611	11,511
Gilead Sciences, Inc. (a)	55,600	2,530
Human Genome Sciences, Inc. (a)(d)	922,758	7,271
ImmunoGen, Inc. (a)(d)	1,332,907	18,354
Immunomedics, Inc. (a)(d)	1,383,587	4,926
InterMune, Inc. (a)	276,500	3,711
Ironwood Pharmaceuticals, Inc. Class A (a)	125,100	1,675
Isis Pharmaceuticals, Inc. (a)(d)	1,094,300	9,969
Lexicon Pharmaceuticals, Inc. (a)	7,421,304	12,616
Metabolix, Inc. (a)(d)	626,395	1,723
NPS Pharmaceuticals, Inc. (a)	266,500	1,818
Regeneron Pharmaceuticals, Inc. (a)	546,800	57,299
Rigel Pharmaceuticals, Inc. (a)	782,300	7,823
Seattle Genetics, Inc. (a)(d)	1,439,637	26,576
Transition Therapeutics, Inc. (a)	537,433	941
Transition Therapeutics, Inc. (f)	346,464	546
Vertex Pharmaceuticals, Inc. (a)	83,290	3,242
		232,089
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	45,000	2,616
Health Care Providers & Services - 0.7%
Express Scripts, Inc. (a)	94,000	5,013
McKesson Corp.	38,000	3,173
Medco Health Solutions, Inc. (a)	60,700	4,103
		12,289
Health Care Technology - 0.1%
athenahealth, Inc. (a)	30,900	2,184
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	15,800	810
Pharmaceuticals - 2.3%
Abbott Laboratories	149,300	8,452
Allergan, Inc.	80,800	7,239
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Auxilium Pharmaceuticals, Inc. (a)	84,700	$ 1,674
Elan Corp. PLC sponsored ADR (a)	1,081,600	13,520
GlaxoSmithKline PLC sponsored ADR	70,200	3,111
Johnson & Johnson	51,400	3,345
MAP Pharmaceuticals, Inc. (a)	354,341	5,687
		43,028
TOTAL HEALTH CARE		293,016
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	109,400	6,517
The Boeing Co.	195,600	14,660
		21,177
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	187,800	14,440
Airlines - 0.2%
JetBlue Airways Corp. (a)	364,700	1,860
United Continental Holdings, Inc. (a)	71,000	1,466
		3,326
Construction & Engineering - 0.2%
Fluor Corp.	25,400	1,536
Quanta Services, Inc. (a)	81,559	1,705
		3,241
Electrical Equipment - 0.1%
Roper Industries, Inc.	31,300	2,865
Industrial Conglomerates - 1.1%
3M Co.	57,200	5,011
Danaher Corp.	232,300	12,272
General Electric Co.	178,500	3,400
		20,683
Machinery - 1.5%
Caterpillar, Inc.	142,500	16,275
Cummins, Inc.	31,800	3,834
Deere & Co.	49,600	4,113
ITT Corp.	24,100	601
Westport Innovations, Inc. (a)	45,200	1,829
Xylem, Inc.	48,200	1,252
		27,904
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.1%
CSX Corp.	299,400	$ 6,290
Union Pacific Corp.	135,900	14,983
		21,273
TOTAL INDUSTRIALS		114,909
INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 3.8%
Acme Packet, Inc. (a)	17,900	546
F5 Networks, Inc. (a)	19,800	2,474
Infinera Corp. (a)	1,043,581	8,307
Juniper Networks, Inc. (a)	77,600	1,766
QUALCOMM, Inc.	551,295	34,280
Riverbed Technology, Inc. (a)	839,300	23,895
		71,268
Computers & Peripherals - 9.6%
Apple, Inc. (a)	291,858	158,311
Fusion-io, Inc. (d)	539,403	14,726
NetApp, Inc. (a)	58,500	2,516
SanDisk Corp. (a)	90,400	4,471
Silicon Graphics International Corp. (a)(d)	141,900	1,375
		181,399
Electronic Equipment & Components - 0.2%
Corning, Inc.	114,100	1,488
Universal Display Corp. (a)	47,200	1,950
		3,438
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	80,700	2,905
Baidu.com, Inc. sponsored ADR (a)	84,300	11,524
Cornerstone OnDemand, Inc.	114,000	2,364
eBay, Inc. (a)	259,400	9,271
Facebook, Inc. Class B (f)	78,341	2,411
Google, Inc. Class A (a)	77,615	47,985
Mail.ru Group Ltd. GDR (a)(e)	2,800	111
OpenTable, Inc. (a)(d)	11,400	553
Rackspace Hosting, Inc. (a)	149,102	7,789
		84,913
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	165,016	11,708
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	105,900	$ 20,834
MasterCard, Inc. Class A	28,800	12,096
VeriFone Systems, Inc. (a)	57,900	2,773
Visa, Inc. Class A	143,600	16,711
		64,122
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	211,600	1,555
Analog Devices, Inc.	24,000	941
Applied Materials, Inc.	174,600	2,137
Applied Micro Circuits Corp. (a)	116,600	791
Atmel Corp. (a)	121,500	1,228
Broadcom Corp. Class A	112,000	4,161
Cree, Inc. (a)	423,300	12,822
Cypress Semiconductor Corp.	1,620,466	27,953
Intel Corp.	66,900	1,798
NVIDIA Corp. (a)	1,513,000	22,922
Rambus, Inc. (a)(d)	1,363,000	9,650
Silicon Laboratories, Inc. (a)	667,000	29,882
Xilinx, Inc.	52,400	1,935
		117,775
Software - 8.3%
Citrix Systems, Inc. (a)	73,500	5,493
Jive Software, Inc.	38,400	838
Microsoft Corp.	830,400	26,357
NetSuite, Inc. (a)	83,300	3,973
Oracle Corp.	252,800	7,399
QLIK Technologies, Inc. (a)	213,974	6,477
RealPage, Inc. (a)	42,725	847
Red Hat, Inc. (a)	566,500	28,019
salesforce.com, Inc. (a)	449,400	64,336
Solera Holdings, Inc.	67,700	3,250
TiVo, Inc. (a)	573,100	6,447
VMware, Inc. Class A (a)	38,000	3,758
		157,194
TOTAL INFORMATION TECHNOLOGY		680,109
MATERIALS - 3.3%
Chemicals - 2.2%
CF Industries Holdings, Inc.	29,000	5,394
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	192,900	$ 6,464
E.I. du Pont de Nemours & Co.	99,700	5,070
Monsanto Co.	288,500	22,324
The Mosaic Co.	60,000	3,465
		42,717
Metals & Mining - 1.1%
Barrick Gold Corp. (d)	98,300	4,702
Freeport-McMoRan Copper & Gold, Inc.	229,100	9,750
Molycorp, Inc. (a)(d)	80,200	1,981
Mongolian Mining Corp. (a)	1,124,000	1,039
Nucor Corp.	66,100	2,877
		20,349
TOTAL MATERIALS		63,066
TOTAL COMMON STOCKS (Cost $1,367,626)		1,869,803
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.12% (b)	17,708,553	17,709
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	88,135,516	88,136
TOTAL MONEY MARKET FUNDS (Cost $105,845)		105,845
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,473,471)		1,975,648
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(91,088)
NET ASSETS - 100%		$ 1,884,560
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,957,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Transition Therapeutics, Inc.	11/21/11	$ 468
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	671
Total	$ 674
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 340,960	$ 330,128	$ 10,832	$ -
Consumer Staples	148,236	148,236	-	-
Energy	166,956	166,956	-	-
Financials	62,551	62,551	-	-
Health Care	293,016	292,470	546	-
Industrials	114,909	114,909	-	-
Information Technology	680,109	677,698	-	2,411
Materials	63,066	63,066	-	-
Money Market Funds	105,845	105,845	-	-
Total Investments in Securities:	$ 1,975,648	$ 1,961,859	$ 11,378	$ 2,411
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,959
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	452
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,411
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 452

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,476,680,000. Net unrealized appreciation aggregated $498,968,000, of which $597,580,000 related to appreciated investment securities and $98,612,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797927.108

LC-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.3%
Johnson Controls, Inc.	114,400	$ 3,732,872
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	11,528	1,066,278
Tesla Motors, Inc. (a)	15,200	507,832
		1,574,110
Distributors - 0.2%
Li & Fung Ltd.	1,480,000	3,396,552
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	85,937	8,531,825
Texas Roadhouse, Inc. Class A	200	3,346
WMS Industries, Inc. (a)	30,600	674,118
Yum! Brands, Inc.	70,300	4,656,672
		13,865,961
Household Durables - 1.8%
D.R. Horton, Inc.	297,892	4,271,771
iRobot Corp. (a)	37,000	944,240
KB Home	296,614	3,387,332
Lennar Corp. Class A	353,387	8,262,188
Toll Brothers, Inc. (a)	350,340	8,218,976
		25,084,507
Internet & Catalog Retail - 0.1%
ASOS PLC (a)	51,500	1,504,165
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	59,174	2,090,026
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	928,768	26,553,477
The Walt Disney Co.	104,400	4,383,756
Time Warner Cable, Inc.	13,300	1,055,222
Time Warner, Inc.	486,159	18,089,976
Viacom, Inc. Class B (non-vtg.)	73,973	3,522,594
		53,605,025
Multiline Retail - 1.5%
Target Corp.	356,126	20,188,783
Specialty Retail - 2.4%
Citi Trends, Inc. (a)	115,299	1,249,841
Home Depot, Inc.	147,715	7,026,803
Lowe's Companies, Inc.	518,544	14,716,279
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators Holdings, Inc. (a)	181,400	$ 3,970,846
Staples, Inc.	387,409	5,679,416
		32,643,185
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	92,737	2,664,334
Warnaco Group, Inc. (a)	59,947	3,519,488
		6,183,822
TOTAL CONSUMER DISCRETIONARY		163,869,008
CONSUMER STAPLES - 8.7%
Beverages - 1.7%
Dr Pepper Snapple Group, Inc.	161,755	6,154,778
PepsiCo, Inc.	248,044	15,611,889
The Coca-Cola Co.	20,088	1,403,348
		23,170,015
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	137,711	6,210,766
Walgreen Co.	235,116	7,796,447
		14,007,213
Food Products - 1.2%
Danone	151,611	10,256,350
Green Mountain Coffee Roasters, Inc. (a)	55,900	3,631,823
Kellogg Co.	40,200	2,104,470
		15,992,643
Household Products - 3.7%
Colgate-Palmolive Co.	100,435	9,358,533
Kimberly-Clark Corp.	190,263	13,866,367
Procter & Gamble Co.	397,745	26,855,742
		50,080,642
Personal Products - 0.2%
Prestige Brands Holdings, Inc. (a)	147,797	2,438,651
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	39,276	3,977,873
Lorillard, Inc.	69,854	9,156,462
		13,134,335
TOTAL CONSUMER STAPLES		118,823,499
Common Stocks - continued
	Shares	Value
ENERGY - 11.0%
Energy Equipment & Services - 1.9%
Cameron International Corp. (a)	62,920	$ 3,505,273
Dresser-Rand Group, Inc. (a)	38,350	2,014,142
Exterran Holdings, Inc. (a)(d)	318,453	4,585,723
Halliburton Co.	282,750	10,345,823
Helmerich & Payne, Inc.	32,600	1,998,380
McDermott International, Inc. (a)	124,406	1,624,742
Schlumberger Ltd.	32,400	2,514,564
		26,588,647
Oil, Gas & Consumable Fuels - 9.1%
Amyris, Inc. (a)	438,684	2,360,120
Apache Corp.	14,900	1,608,157
BP PLC sponsored ADR	28,900	1,362,924
Chevron Corp.	401,420	43,802,950
EV Energy Partners LP	28,400	2,020,376
EXCO Resources, Inc. (d)	174,800	1,246,324
Exxon Mobil Corp.	461,608	39,929,092
Newfield Exploration Co. (a)	28,400	1,022,400
Oasis Petroleum, Inc. (a)(d)	30,600	981,342
Occidental Petroleum Corp.	66,704	6,961,896
QEP Resources, Inc.	54,005	1,843,731
Royal Dutch Shell PLC Class A (United Kingdom)	216,200	7,866,265
Suncor Energy, Inc.	293,700	10,571,004
Whiting Petroleum Corp. (a)	44,400	2,603,616
		124,180,197
TOTAL ENERGY		150,768,844
FINANCIALS - 19.3%
Capital Markets - 3.1%
Ashmore Group PLC	618,631	3,796,728
Charles Schwab Corp.	651,990	9,049,621
Goldman Sachs Group, Inc.	40,270	4,636,688
HFF, Inc. (a)	171,818	2,475,897
KKR & Co. LP	145,200	2,079,264
Morgan Stanley	578,685	10,728,820
Northern Trust Corp.	91,538	4,065,203
State Street Corp.	40,400	1,706,092
T. Rowe Price Group, Inc.	45,700	2,814,663
UBS AG (NY Shares) (a)	57,800	810,934
		42,163,910
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 8.0%
BB&T Corp.	470,749	$ 13,769,408
CIT Group, Inc. (a)	109,079	4,440,606
City National Corp.	14,640	688,080
Comerica, Inc.	80,000	2,375,200
Regions Financial Corp.	442,866	2,550,908
Standard Chartered PLC (United Kingdom)	116,562	2,999,279
SunTrust Banks, Inc.	436,115	10,013,200
U.S. Bancorp	518,659	15,248,575
Wells Fargo & Co.	1,806,411	56,522,600
		108,607,856
Diversified Financial Services - 6.6%
Citigroup, Inc.	617,974	20,590,894
CME Group, Inc.	12,809	3,708,077
JPMorgan Chase & Co.	1,412,507	55,426,775
KKR Financial Holdings LLC	1,042,484	9,747,225
		89,472,971
Insurance - 1.0%
Genworth Financial, Inc. Class A (a)	372,389	3,385,016
Lincoln National Corp.	196,048	4,869,832
MetLife, Inc.	152,679	5,885,775
		14,140,623
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	13,200	850,608
The St. Joe Co. (a)	102,347	1,648,810
		2,499,418
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)(d)	415,792	1,875,222
Radian Group, Inc. (d)	1,107,468	4,197,304
		6,072,526
TOTAL FINANCIALS		262,957,304
HEALTH CARE - 11.1%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	23,206	1,943,038
Amgen, Inc.	215,402	14,636,566
Anthera Pharmaceuticals, Inc. (a)	98,420	651,540
ARIAD Pharmaceuticals, Inc. (a)	73,995	1,061,088
ArQule, Inc. (a)	67,400	478,540
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Clovis Oncology, Inc. (d)	30,900	$ 772,191
Dynavax Technologies Corp. (a)	20,700	86,940
Exelixis, Inc. (a)	48,400	274,912
Gentium SpA sponsored ADR (a)	157,300	1,360,645
Infinity Pharmaceuticals, Inc. (a)	101,453	826,842
NPS Pharmaceuticals, Inc. (a)	4,100	27,962
Rigel Pharmaceuticals, Inc. (a)	123,800	1,238,000
Synageva BioPharma Corp. (a)	73,694	2,750,260
Theravance, Inc. (a)	66,200	1,237,940
ZIOPHARM Oncology, Inc. (a)	314,540	1,544,391
		28,890,855
Health Care Equipment & Supplies - 1.9%
Alere, Inc. (a)	677,897	17,238,921
Hologic, Inc. (a)	80,283	1,664,267
Insulet Corp. (a)	86,752	1,710,749
Integra LifeSciences Holdings Corp. (a)	130,600	4,126,960
Mako Surgical Corp. (a)	25,700	1,004,870
Masimo Corp. (a)	36,626	798,447
Natus Medical, Inc. (a)	13,200	138,204
		26,682,418
Health Care Providers & Services - 1.6%
Aetna, Inc.	45,007	2,104,527
Express Scripts, Inc. (a)	26,400	1,407,912
McKesson Corp.	136,402	11,390,931
WellPoint, Inc.	103,298	6,779,448
		21,682,818
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	109,442	2,114,419
Epocrates, Inc. (a)	49,800	463,140
		2,577,559
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	63,253	3,241,716
QIAGEN NV (a)(d)	187,855	2,870,424
Thermo Fisher Scientific, Inc.	37,700	2,134,574
		8,246,714
Pharmaceuticals - 4.7%
Abbott Laboratories	185,425	10,496,909
Cardiome Pharma Corp. (a)	697,937	1,556,400
GlaxoSmithKline PLC sponsored ADR	127,800	5,662,818
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Impax Laboratories, Inc. (a)	127,541	$ 2,978,082
Merck & Co., Inc.	526,480	20,095,742
Optimer Pharmaceuticals, Inc. (a)	89,500	1,144,705
Pfizer, Inc.	911,757	19,238,073
Roche Holding AG (participation certificate)	14,877	2,589,663
XenoPort, Inc. (a)	8,387	33,548
		63,795,940
TOTAL HEALTH CARE		151,876,304
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	24,276	1,576,726
Honeywell International, Inc.	173,798	10,353,147
Raytheon Co.	91,099	4,602,321
Rockwell Collins, Inc.	119,800	7,102,942
The Boeing Co.	76,970	5,768,902
United Technologies Corp.	77,465	6,496,990
		35,901,028
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	47,100	3,116,607
United Parcel Service, Inc. Class B	52,200	4,013,658
		7,130,265
Building Products - 1.2%
Lennox International, Inc.	130,091	5,090,461
Owens Corning (a)	317,124	10,036,975
Quanex Building Products Corp.	92,628	1,575,602
		16,703,038
Commercial Services & Supplies - 0.1%
Interface, Inc. Class A	166,529	2,039,980
Electrical Equipment - 1.3%
AMETEK, Inc.	48,000	2,284,800
Emerson Electric Co.	114,855	5,778,355
GrafTech International Ltd. (a)	151,078	1,920,201
Regal-Beloit Corp.	22,700	1,532,250
Roper Industries, Inc.	73,235	6,702,467
		18,218,073
Industrial Conglomerates - 3.1%
3M Co.	8,000	700,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.	44,950	$ 2,374,709
General Electric Co.	1,368,697	26,073,678
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	588,199	12,340,415
Siemens AG	2,777	276,751
		41,766,353
Machinery - 1.3%
Illinois Tool Works, Inc.	44,191	2,460,997
Ingersoll-Rand PLC	344,322	13,731,561
WABCO Holdings, Inc. (a)	2,900	172,521
Westport Innovations, Inc. (a)	30,200	1,222,194
		17,587,273
Professional Services - 1.1%
Acacia Research Corp. (f)	37,000	1,315,350
Acacia Research Corp. - Acacia Technologies (a)	45,837	1,810,562
Bureau Veritas SA	60,110	4,965,670
Michael Page International PLC	890,278	6,424,129
		14,515,711
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	80,200	1,972,118
Class A	13,700	336,883
		2,309,001
TOTAL INDUSTRIALS		156,170,722
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 2.9%
Acme Packet, Inc. (a)	73,900	2,252,472
Brocade Communications Systems, Inc. (a)	379,878	2,195,695
Cisco Systems, Inc.	950,180	18,889,578
Juniper Networks, Inc. (a)	309,594	7,046,359
Polycom, Inc. (a)	161,900	3,343,235
QUALCOMM, Inc.	101,865	6,333,966
		40,061,305
Computers & Peripherals - 6.2%
Apple, Inc. (a)	126,530	68,634,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	322,283	$ 8,924,016
Hewlett-Packard Co.	292,539	7,404,162
		84,963,118
Electronic Equipment & Components - 0.9%
Aeroflex Holding Corp. (a)	198,440	2,176,887
Avnet, Inc. (a)	64,600	2,308,804
Corning, Inc.	420,680	5,485,667
Dolby Laboratories, Inc. Class A (a)	19,000	723,330
Fabrinet (a)	114,099	2,038,949
		12,733,637
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	56,600	2,037,600
Blinkx PLC (a)	1,629,091	2,060,289
Constant Contact, Inc. (a)(d)	39,070	1,181,477
Cornerstone OnDemand, Inc.	3,400	70,516
Google, Inc. Class A (a)	51,976	32,134,162
IntraLinks Holdings, Inc. (a)	211,400	1,243,032
Responsys, Inc.	49,900	602,293
SciQuest, Inc. (a)	175,855	2,646,618
Velti PLC (a)	104,350	1,034,109
		43,010,096
IT Services - 5.3%
Accenture PLC Class A	59,229	3,526,495
Cognizant Technology Solutions Corp. Class A (a)	92,392	6,555,212
Fidelity National Information Services, Inc.	211,650	6,715,655
Heartland Payment Systems, Inc.	26,000	736,320
IBM Corp.	52,531	10,334,424
MasterCard, Inc. Class A	44,700	18,774,000
Paychex, Inc.	363,141	11,366,313
The Western Union Co.	80,400	1,404,588
Visa, Inc. Class A	116,313	13,535,344
		72,948,351
Semiconductors & Semiconductor Equipment - 1.2%
Ceva, Inc. (a)	134,366	3,312,122
Lam Research Corp. (a)	36,784	1,533,893
NVIDIA Corp. (a)	45,000	681,750
NXP Semiconductors NV (a)	195,707	4,853,534
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	185,793	$ 2,697,714
Texas Instruments, Inc.	80,028	2,668,934
		15,747,947
Software - 3.8%
BroadSoft, Inc. (a)	73,500	2,673,195
Citrix Systems, Inc. (a)	35,479	2,651,700
Concur Technologies, Inc. (a)	40,524	2,388,890
Informatica Corp. (a)	27,070	1,330,761
Kenexa Corp. (a)	46,900	1,303,351
Microsoft Corp.	723,361	22,959,478
Nuance Communications, Inc. (a)	77,587	2,011,055
Oracle Corp.	295,150	8,639,041
Red Hat, Inc. (a)	36,164	1,788,671
salesforce.com, Inc. (a)	22,700	3,249,732
Solera Holdings, Inc.	50,200	2,409,600
		51,405,474
TOTAL INFORMATION TECHNOLOGY		320,869,928
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	27,300	1,388,205
PPG Industries, Inc.	7,200	657,000
W.R. Grace & Co. (a)	64,100	3,651,136
		5,696,341
UTILITIES - 0.7%
Electric Utilities - 0.3%
FirstEnergy Corp.	21,800	965,522
PPL Corp.	90,695	2,589,342
		3,554,864
Gas Utilities - 0.2%
National Fuel Gas Co.	44,322	2,230,726
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
National Grid PLC	336,435	$ 3,426,253
TOTAL UTILITIES		9,211,843
TOTAL COMMON STOCKS (Cost $1,181,281,147)		1,340,243,793
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	60,500	3,938,426
Volkswagen AG	49,681	9,289,069
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,986,500)		13,227,495
Convertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f) (Cost $605,000)	$ 605,000	532,400
Money Market Funds - 0.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $7,777,900)	7,777,900	$ 7,777,900
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,198,650,547)		1,361,781,588
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,098,413
NET ASSETS - 100%		$ 1,365,880,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,972,118 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,847,750 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 1,359,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 605,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,256
Fidelity Securities Lending Cash Central Fund	10,435
Total	$ 11,691
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,096,503	$ 177,096,503	$ -	$ -
Consumer Staples	118,823,499	118,823,499	-	-
Energy	150,768,844	142,902,579	7,866,265	-
Financials	262,957,304	262,957,304	-	-
Health Care	151,876,304	151,876,304	-	-
Industrials	156,170,722	154,578,621	1,592,101	-
Information Technology	320,869,928	320,869,928	-	-
Materials	5,696,341	5,696,341	-	-
Utilities	9,211,843	5,785,590	3,426,253	-
Corporate Bonds	532,400	-	-	532,400
Money Market Funds	7,777,900	7,777,900	-	-
Total Investments in Securities:	$ 1,361,781,588	$ 1,348,364,569	$ 12,884,619	$ 532,400
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(72,600)
Cost of Purchases	605,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 532,400
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (72,600)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,211,327,004. Net unrealized appreciation aggregated $150,454,584, of which $217,008,141 related to appreciated investment securities and $66,553,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797929.108

ASCF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Diversified Consumer Services - 2.0%
Best Bridal, Inc. (e)	12,993	$ 12,962
Career Education Corp. (a)	2,885,000	24,869
DeVry, Inc.	975,100	34,645
Meiko Network Japan Co. Ltd. (e)	2,530,000	24,119
		96,595
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)(e)	1,900,000	30,381
Brinker International, Inc.	679,200	18,739
CEC Entertainment, Inc.	380,000	14,501
Einstein Noah Restaurant Group, Inc. (e)	842,095	11,815
Ruby Tuesday, Inc. (a)	1,957,850	15,232
Toridoll Corp.	1,147,900	11,762
		102,430
Household Durables - 3.4%
Hajime Construction Co. Ltd.	134,600	3,063
Man Wah Holdings Ltd.	39,407,600	29,774
Tupperware Brands Corp.	2,002,843	125,558
		158,395
Leisure Equipment & Products - 0.1%
Altek Corp.	6,596,084	6,171
Media - 0.3%
Digital Generation, Inc. (a)	1,266,531	12,665
Specialty Retail - 4.9%
Aeropostale, Inc. (a)(e)	4,056,300	72,892
Ascena Retail Group, Inc. (a)	2,400,000	92,640
Collective Brands, Inc. (a)(d)	2,476,344	44,624
Gulliver International Co. Ltd.	131,660	5,126
Jumbo SA	2,750,307	13,520
		228,802
Textiles, Apparel & Luxury Goods - 1.4%
China Dongxiang Group Co. Ltd.	64,624,000	12,331
Pandora A/S (d)	1,493,618	19,015
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	2,236,704	28,563
XTEP International Holdings Ltd.	19,417,000	7,010
		66,919
TOTAL CONSUMER DISCRETIONARY		671,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.5%
Ain Pharmaciez, Inc.	176,600	$ 7,983
Sundrug Co. Ltd.	527,700	15,137
		23,120
Household Products - 0.3%
Spectrum Brands Holdings, Inc. (a)	464,837	13,211
Personal Products - 1.9%
Atrium Innovations, Inc. (a)(e)	2,300,000	28,075
Herbalife Ltd.	250,000	16,553
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	44,580
		89,208
TOTAL CONSUMER STAPLES		125,539
ENERGY - 6.5%
Energy Equipment & Services - 5.5%
Cal Dive International, Inc. (a)	4,378,720	12,698
Cathedral Energy Services Ltd. (e)	2,690,400	21,069
SEACOR Holdings, Inc. (a)	210,748	20,839
Superior Energy Services, Inc. (a)	1,913,100	56,130
TETRA Technologies, Inc. (a)(e)	7,097,900	64,520
Unit Corp. (a)	983,100	46,766
Western Energy Services Corp. (f)	1,080,720	10,505
Western Energy Services Corp. (a)	2,519,525	24,491
		257,018
Oil, Gas & Consumable Fuels - 1.0%
Chennai Petroleum Corp. Ltd.	1,930,183	6,817
Denbury Resources, Inc. (a)	1,700,000	33,847
Hargreaves Services PLC	407,530	8,039
		48,703
TOTAL ENERGY		305,721
FINANCIALS - 7.7%
Capital Markets - 2.4%
AllianceBernstein Holding LP	1,500,000	21,000
Artio Global Investors, Inc. Class A (d)	2,101,000	10,064
Gleacher & Co., Inc. (a)	5,242,051	7,968
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Knight Capital Group, Inc. Class A (a)	3,659,500	$ 48,488
SEI Investments Co.	1,245,376	24,596
		112,116
Commercial Banks - 0.4%
Banco ABC Brasil SA	2,224,100	17,871
Popular, Inc. (a)	1,000,000	1,900
		19,771
Consumer Finance - 0.7%
EZCORP, Inc. (non-vtg.) Class A (a)	1,061,200	33,428
Insurance - 3.5%
April	950,074	18,783
HCC Insurance Holdings, Inc.	868,249	26,516
National Financial Partners Corp. (a)(d)	1,970,000	30,062
Primerica, Inc.	579,092	14,489
Reinsurance Group of America, Inc.	750,000	43,253
StanCorp Financial Group, Inc.	716,911	28,504
		161,607
Real Estate Investment Trusts - 0.4%
Rouse Properties, Inc. (a)(d)	1,291,365	18,893
Rouse Properties, Inc. rights 3/16/12 (a)	1,126,140	0
		18,893
Real Estate Management & Development - 0.3%
Housing Development and Infrastructure Ltd. (a)	2,000,000	4,657
Relo Holdings Corp.	379,200	10,495
		15,152
TOTAL FINANCIALS		360,967
HEALTH CARE - 16.5%
Health Care Equipment & Supplies - 2.0%
COLTENE Holding AG (e)	321,589	12,138
Guerbet	111,769	9,367
Orthofix International NV (a)	293,159	11,495
The Cooper Companies, Inc.	750,000	59,610
		92,610
Health Care Providers & Services - 12.9%
AmSurg Corp. (a)	1,340,000	35,014
Centene Corp. (a)	750,000	36,600
Community Health Systems, Inc. (a)	1,839,365	46,426
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. (a)	2,500,000	$ 50,900
Healthways, Inc. (a)(e)	3,342,846	26,576
Molina Healthcare, Inc. (a)(e)	2,600,000	88,296
Omnicare, Inc.	3,850,000	135,440
Rhoen-Klinikum AG	1,200,000	23,484
United Drug PLC (Ireland)	9,699,710	29,204
Universal Health Services, Inc. Class B	3,018,000	134,633
		606,573
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)(e)	3,891,033	24,825
Pharmaceuticals - 1.1%
Meda AB (A Shares)	4,300,000	40,615
Vetoquinol SA	414,726	13,260
		53,875
TOTAL HEALTH CARE		777,883
INDUSTRIALS - 19.5%
Aerospace & Defense - 7.9%
Alliant Techsystems, Inc.	1,061,292	63,678
Curtiss-Wright Corp.	1,021,982	37,967
Esterline Technologies Corp. (a)(e)	1,735,547	112,724
Moog, Inc. Class A (a)	1,909,435	83,843
QinetiQ Group PLC	16,862,605	40,533
Teledyne Technologies, Inc. (a)	576,796	34,377
		373,122
Commercial Services & Supplies - 1.1%
Mitie Group PLC	6,000,000	25,389
The Geo Group, Inc. (a)	1,585,300	27,917
		53,306
Construction & Engineering - 3.3%
AECOM Technology Corp. (a)	2,338,463	54,603
Cosco International Holdings Ltd.	11,904,000	5,648
Imtech NV	800,000	26,799
MasTec, Inc. (a)	3,211,183	56,485
Mirait Holdings Corp.	1,293,900	9,900
		153,435
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.4%
General Cable Corp. (a)	951,059	$ 29,454
GrafTech International Ltd. (a)	2,745,258	34,892
		64,346
Industrial Conglomerates - 0.3%
DCC PLC (Ireland)	496,820	12,757
Marine - 0.1%
SITC International Holdings Co. Ltd.	20,000,000	6,730
Professional Services - 5.4%
Benefit One, Inc. (e)	13,358	9,859
CBIZ, Inc. (a)(d)(e)	5,563,124	36,160
en-japan, Inc.	6,280	6,551
FTI Consulting, Inc. (a)(d)(e)	2,555,800	102,411
Navigant Consulting, Inc. (a)(e)	2,635,800	35,610
Stantec, Inc.	1,119,357	33,038
Towers Watson & Co.	300,000	19,182
VSE Corp. (e)	513,186	12,537
		255,348
TOTAL INDUSTRIALS		919,044
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.6%
BYD Electronic International Co. Ltd. (a)	25,527,500	10,400
Mitsui Knowledge Industry Co. Ltd.	13,234	2,318
ViaSat, Inc. (a)	1,418,197	65,421
		78,139
Computers & Peripherals - 0.7%
Logitech International SA (a)(d)	3,000,000	25,380
TPV Technology Ltd.	31,430,000	9,644
		35,024
Electronic Equipment & Components - 4.0%
Benchmark Electronics, Inc. (a)	2,296,700	37,712
Electro Scientific Industries, Inc.	593,377	8,212
Insight Enterprises, Inc. (a)(e)	4,104,333	85,781
Kingboard Laminates Holdings Ltd.	23,128,500	13,717
PC Connection, Inc.	813,525	7,273
ScanSource, Inc. (a)	453,631	16,784
Vishay Precision Group, Inc. (a)(e)	1,230,606	18,078
		187,557
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
Perficient, Inc. (a)(e)	2,240,300	$ 27,063
IT Services - 7.7%
Acxiom Corp. (a)	3,760,083	52,792
Euronet Worldwide, Inc. (a)(e)	3,102,455	59,846
Groupe Steria SCA (e)	2,729,790	57,568
iGate Corp. (a)(e)	5,625,850	98,059
Sopra Group SA	380,143	23,802
TNS, Inc. (a)(e)	1,570,000	28,778
WNS Holdings Ltd. sponsored ADR (a)	3,784,196	41,664
		362,509
Semiconductors & Semiconductor Equipment - 1.8%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,648,388	16,336
Axell Corp.	202,100	4,564
BCD Semiconductor Manufacturing Ltd. ADR (a)	240,245	1,254
centrotherm photovoltaics AG (d)(e)	1,313,208	25,017
Diodes, Inc. (a)	1,037,838	25,780
GT Advanced Technologies, Inc. (a)(d)	1,574,291	13,476
		86,427
Software - 4.7%
Axway Software SA (a)	205,766	4,797
Deltek, Inc. (a)	1,475,000	16,269
EPIQ Systems, Inc. (e)	2,090,000	24,014
JDA Software Group, Inc. (a)(e)	3,047,403	76,368
NIIT Technologies Ltd. (e)	3,717,882	18,665
Progress Software Corp. (a)	2,200,000	51,018
Simplex Holdings, Inc.	26,505	8,444
SWORD Group (e)	671,565	12,060
Zensar Technologies Ltd. (e)	2,219,584	8,122
		219,757
TOTAL INFORMATION TECHNOLOGY		996,476
MATERIALS - 3.4%
Chemicals - 0.9%
FUCHS PETROLUB AG	140,552	6,853
OM Group, Inc. (a)	1,315,595	36,153
		43,006
Metals & Mining - 2.5%
A.M. Castle & Co. (a)(d)	1,117,285	12,793
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Maharashtra Seamless Ltd.	757,367	$ 5,771
Midas Holdings Ltd.	30,000,000	9,475
Panoramic Resources Ltd.	6,903,316	9,808
Reliance Steel & Aluminum Co.	700,000	37,604
SunCoke Energy, Inc. (a)	3,101,045	44,438
		119,889
TOTAL MATERIALS		162,895
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	1,000,000	17,880
TOTAL COMMON STOCKS (Cost $3,873,223)		4,338,382
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.12% (b)	355,952,105	355,952
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	72,658,525	72,659
TOTAL MONEY MARKET FUNDS (Cost $428,611)		428,611
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,301,834)		4,766,993
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(57,410)
NET ASSETS - 100%		$ 4,709,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,505,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	474
Total	$ 529
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acxiom Corp.	$ 68,242	$ -	$ 23,009	$ -	$ -
Aeropostale, Inc.	62,913	-	-	-	72,892
AFC Enterprises, Inc.	38,177	-	8,971	-	30,381
Alpha & Omega Semiconductor Ltd.	14,440	-	-	-	16,336
AmSurg Corp.	60,138	-	25,400	-	-
Atrium Innovations, Inc.	25,525	1,246	-	-	28,075
Benchmark Electronics, Inc.	44,808	-	16,548	-	-
Benefit One, Inc.	8,756	-	-	-	9,859
Best Bridal, Inc.	12,041	254	-	153	12,962
Cathedral Energy Services Ltd.	17,323	254	-	133	21,069
CBIZ, Inc.	33,490	-	-	-	36,160
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
centrotherm photovoltaics AG	$ 17,833	$ -	$ -	$ -	$ 25,017
COLTENE Holding AG	12,215	-	428	-	12,138
Cutera, Inc.	8,880	-	7,712	-	-
DSP Group, Inc.	7,429	-	7,615	-	-
Einstein Noah Restaurant Group, Inc.	15,888	-	4,416	105	11,815
Electro Scientific Industries, Inc.	19,782	-	14,168	97	-
EPIQ Systems, Inc.	43,282	-	13,492	148	24,014
eResearchTechnology, Inc.	17,821	-	-	-	24,825
Esterline Technologies Corp.	75,546	18,254	-	-	112,724
Euronet Worldwide, Inc.	76,406	-	21,655	-	59,846
FTI Consulting, Inc.	136,425	-	26,514	-	102,411
Groupe Steria SCA	48,634	219	-	-	57,568
Healthways, Inc.	21,762	-	-	-	26,576
iGate Corp.	87,313	-	-	-	98,059
Insight Enterprises, Inc.	60,087	-	-	-	85,781
JDA Software Group, Inc.	99,524	-	3,558	-	76,368
Meiko Network Japan Co. Ltd.	21,959	-	-	348	24,119
Molina Healthcare, Inc.	83,353	-	38,921	-	88,296
National Financial Partners Corp.	30,052	-	3,337	-	-
Navigant Consulting, Inc.	29,705	-	-	-	35,610
NIIT Technologies Ltd.	14,983	-	-	-	18,665
Perficient, Inc.	19,267	-	-	-	27,063
Prestige Brands Holdings, Inc.	26,694	-	-	-	44,580
SWORD Group	11,061	617	-	-	12,060
TETRA Technologies, Inc.	65,159	-	-	-	64,520
TNS, Inc.	51,188	-	19,448	-	28,778
ViaSat, Inc.	114,802	-	47,281	-	-
Vishay Precision Group, Inc.	17,536	-	-	-	18,078
VSE Corp.	13,389	-	-	36	12,537
Zensar Technologies Ltd.	5,422	37	-	135	8,122
Total	$ 1,639,250	$ 20,881	$ 282,473	$ 1,155	$ 1,327,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $4,301,912,000. Net unrealized appreciation aggregated $465,081,000, of which $823,095,000 related to appreciated investment securities and $358,014,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797928.108

MC-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Automobiles - 0.2%
Harley-Davidson, Inc.	78,600	$ 3,661
Distributors - 0.6%
LKQ Corp. (a)	389,700	12,416
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	70,400	3,495
Buffalo Wild Wings, Inc. (a)	53,300	4,610
Panera Bread Co. Class A (a)	81,908	12,661
		20,766
Household Durables - 1.5%
Jarden Corp.	262,200	9,248
Newell Rubbermaid, Inc.	310,000	5,673
Tempur-Pedic International, Inc. (a)	44,700	3,531
Tupperware Brands Corp.	179,000	11,222
		29,674
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	158,500	10,471
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	75,800	6,709
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	65,500	2,999
Collective Brands, Inc. (a)(d)	368,700	6,644
Dick's Sporting Goods, Inc.	332,800	14,896
Hibbett Sports, Inc. (a)	98,500	4,822
Limited Brands, Inc.	140,200	6,524
O'Reilly Automotive, Inc. (a)	56,500	4,887
PetSmart, Inc.	316,100	17,619
Ross Stores, Inc.	146,000	7,786
Sally Beauty Holdings, Inc. (a)	442,300	10,527
Signet Jewelers Ltd.	245,700	11,523
Tractor Supply Co.	211,000	18,034
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82,100	6,834
		113,095
Textiles, Apparel & Luxury Goods - 2.7%
Deckers Outdoor Corp. (a)(d)	89,500	6,691
Fossil, Inc. (a)	118,600	14,467
PVH Corp.	167,034	14,200
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	95,400	$ 8,513
Warnaco Group, Inc. (a)	131,900	7,744
		51,615
TOTAL CONSUMER DISCRETIONARY		248,407
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Beam, Inc.	120,300	6,626
Monster Beverage Corp. (a)	341,900	19,553
		26,179
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	128,095	5,831
Whole Foods Market, Inc.	102,200	8,252
		14,083
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	245,100	15,924
The J.M. Smucker Co.	40,600	3,058
TreeHouse Foods, Inc. (a)	96,900	5,581
		24,563
Household Products - 0.8%
Church & Dwight Co., Inc.	307,600	14,685
TOTAL CONSUMER STAPLES		79,510
ENERGY - 7.5%
Energy Equipment & Services - 3.4%
Dresser-Rand Group, Inc. (a)	226,463	11,894
Ensco International Ltd. ADR	230,200	13,421
Helmerich & Payne, Inc.	163,100	9,998
Patterson-UTI Energy, Inc.	567,160	11,014
Petrofac Ltd.	304,200	7,699
Rowan Companies, Inc. (a)	352,400	12,993
		67,019
Oil, Gas & Consumable Fuels - 4.1%
Atlas Pipeline Partners, LP	316,300	11,687
Cheniere Energy, Inc. (a)	647,300	9,735
Cimarex Energy Co.	220,400	17,780
HollyFrontier Corp.	271,400	8,856
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	64,700	$ 7,094
SM Energy Co.	221,476	17,435
WPX Energy, Inc.	361,600	6,567
		79,154
TOTAL ENERGY		146,173
FINANCIALS - 19.1%
Capital Markets - 1.3%
Ashmore Group PLC	564,126	3,462
Jefferies Group, Inc.	400,000	6,688
TD Ameritrade Holding Corp.	469,300	8,762
Waddell & Reed Financial, Inc. Class A	176,700	5,577
		24,489
Commercial Banks - 3.1%
Bank of the Ozarks, Inc.	212,900	6,249
CIT Group, Inc. (a)	323,100	13,153
City National Corp.	135,000	6,345
FirstMerit Corp.	484,300	7,773
Huntington Bancshares, Inc.	2,713,000	15,857
Synovus Financial Corp. (d)	4,426,100	9,383
		58,760
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)	277,580	5,818
Capital One Financial Corp.	379,100	19,182
SLM Corp.	1,019,700	16,070
		41,070
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc.	761,200	12,073
Insurance - 2.6%
Allied World Assurance Co. Holdings Ltd.	180,000	11,875
American Equity Investment Life Holding Co.	346,000	4,187
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,900	10,703
National Financial Partners Corp. (a)	363,509	5,547
Validus Holdings Ltd.	609,700	18,590
		50,902
Real Estate Investment Trusts - 8.2%
Acadia Realty Trust (SBI)	464,100	9,834
American Capital Agency Corp.	236,500	7,263
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust (SBI)	260,400	$ 16,145
Chesapeake Lodging Trust	284,500	5,016
Douglas Emmett, Inc.	256,500	5,404
Equity One, Inc.	469,000	8,920
Essex Property Trust, Inc.	125,900	17,625
Highwoods Properties, Inc. (SBI)	291,700	9,334
National Retail Properties, Inc.	351,100	9,357
Post Properties, Inc.	147,400	6,437
Prologis, Inc.	100,500	3,383
Rayonier, Inc.	248,650	11,070
SL Green Realty Corp.	232,000	17,644
Terreno Realty Corp.	296,000	4,209
The Macerich Co.	332,500	17,952
Ventas, Inc.	174,742	9,772
		159,365
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	85,000	5,477
Jones Lang LaSalle, Inc.	48,700	3,965
		9,442
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	830,900	13,386
TOTAL FINANCIALS		369,487
HEALTH CARE - 9.1%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	89,970	7,533
Cubist Pharmaceuticals, Inc. (a)	168,000	7,200
ONYX Pharmaceuticals, Inc. (a)	117,000	4,483
Regeneron Pharmaceuticals, Inc. (a)	85,000	8,907
Seattle Genetics, Inc. (a)	265,000	4,892
Vertex Pharmaceuticals, Inc. (a)	218,200	8,492
		41,507
Health Care Equipment & Supplies - 2.5%
Hologic, Inc. (a)	847,200	17,562
IDEXX Laboratories, Inc. (a)	155,000	13,291
Sirona Dental Systems, Inc. (a)	109,000	5,439
The Cooper Companies, Inc.	149,900	11,914
		48,206
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.6%
Aetna, Inc.	245,000	$ 11,456
HMS Holdings Corp. (a)	280,000	9,022
Humana, Inc.	123,900	10,792
MEDNAX, Inc. (a)	248,200	18,464
VCA Antech, Inc. (a)	357,000	7,850
Wellcare Health Plans, Inc. (a)	186,200	12,636
		70,220
Pharmaceuticals - 0.9%
Allergan, Inc.	70,000	6,271
Elan Corp. PLC sponsored ADR (a)	400,000	5,000
ViroPharma, Inc. (a)	174,970	5,610
		16,881
TOTAL HEALTH CARE		176,814
INDUSTRIALS - 16.4%
Aerospace & Defense - 2.6%
BE Aerospace, Inc. (a)	442,600	20,289
Esterline Technologies Corp. (a)	252,824	16,421
Precision Castparts Corp.	76,600	12,825
		49,535
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	137,200	9,079
Building Products - 1.6%
Lennox International, Inc.	332,000	12,991
Owens Corning (a)	560,500	17,740
		30,731
Electrical Equipment - 3.9%
AMETEK, Inc.	551,800	26,268
Cooper Industries PLC Class A	207,800	12,722
Hubbell, Inc. Class B	249,100	18,737
Roper Industries, Inc.	192,900	17,654
		75,381
Machinery - 5.3%
Colfax Corp. (a)	307,710	10,468
Cummins, Inc.	114,200	13,769
Graco, Inc.	308,900	15,810
Ingersoll-Rand PLC	364,700	14,544
Melrose PLC	1,431,178	8,897
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
SPX Corp.	209,400	$ 15,316
Stanley Black & Decker, Inc.	167,000	12,826
WABCO Holdings, Inc. (a)	202,878	12,069
		103,699
Professional Services - 0.7%
Advisory Board Co. (a)	163,739	13,253
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	223,000	11,420
Trading Companies & Distributors - 1.2%
W.W. Grainger, Inc.	43,100	8,953
Watsco, Inc.	214,400	15,306
		24,259
TOTAL INDUSTRIALS		317,357
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	1,113,300	6,435
Polycom, Inc. (a)	728,400	15,041
		21,476
Computers & Peripherals - 0.8%
NetApp, Inc. (a)	149,800	6,441
SanDisk Corp. (a)	198,500	9,818
		16,259
Electronic Equipment & Components - 2.3%
Aeroflex Holding Corp. (a)	135,151	1,483
Arrow Electronics, Inc. (a)	421,400	16,919
Fabrinet (a)	468,992	8,381
Flextronics International Ltd. (a)	1,368,700	9,649
Itron, Inc. (a)	199,400	8,857
		45,289
Internet Software & Services - 2.5%
Open Text Corp. (a)	219,400	13,381
Rackspace Hosting, Inc. (a)	325,000	16,978
Velti PLC (a)	550,000	5,451
VeriSign, Inc.	340,100	12,567
		48,377
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Amdocs Ltd. (a)	309,200	$ 9,483
Cognizant Technology Solutions Corp. Class A (a)	125,000	8,869
		18,352
Semiconductors & Semiconductor Equipment - 2.6%
Avago Technologies Ltd.	170,900	6,428
Broadcom Corp. Class A	225,000	8,359
Freescale Semiconductor Holdings I Ltd.	381,300	6,150
Micron Technology, Inc. (a)	750,100	6,413
NXP Semiconductors NV (a)	407,400	10,104
ON Semiconductor Corp. (a)	674,100	6,114
RF Micro Devices, Inc. (a)	1,250,000	5,963
		49,531
Software - 4.8%
ANSYS, Inc. (a)	325,000	20,534
BroadSoft, Inc. (a)(d)	250,000	9,093
Check Point Software Technologies Ltd. (a)	173,200	10,073
Citrix Systems, Inc. (a)	150,000	11,211
Mentor Graphics Corp. (a)	582,200	8,826
Parametric Technology Corp. (a)	431,400	11,518
salesforce.com, Inc. (a)	45,000	6,442
Solera Holdings, Inc.	309,600	14,861
		92,558
TOTAL INFORMATION TECHNOLOGY		291,842
MATERIALS - 6.2%
Chemicals - 3.4%
Airgas, Inc.	101,200	8,332
Albemarle Corp.	266,900	17,754
Ashland, Inc.	157,200	9,992
FMC Corp.	76,400	7,561
Sherwin-Williams Co.	54,400	5,611
Valspar Corp.	224,600	10,410
W.R. Grace & Co. (a)	100,900	5,747
		65,407
Containers & Packaging - 2.0%
Aptargroup, Inc.	227,400	12,002
Ball Corp.	202,549	8,118
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	153,300	$ 10,806
Sonoco Products Co.	248,700	8,167
		39,093
Metals & Mining - 0.8%
Carpenter Technology Corp.	173,200	8,885
Reliance Steel & Aluminum Co.	138,700	7,451
		16,336
TOTAL MATERIALS		120,836
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	200,000	3,576
SBA Communications Corp. Class A (a)	100,000	4,693
		8,269
UTILITIES - 4.5%
Electric Utilities - 2.8%
Cleco Corp.	227,454	8,752
Hawaiian Electric Industries, Inc.	183,075	4,586
ITC Holdings Corp.	66,900	5,050
Northeast Utilities	560,497	20,122
PNM Resources, Inc.	498,075	8,955
UIL Holdings Corp.	202,300	7,131
		54,596
Gas Utilities - 0.4%
National Fuel Gas Co.	139,151	7,003
Multi-Utilities - 0.8%
OGE Energy Corp.	300,400	15,765
Water Utilities - 0.5%
American Water Works Co., Inc.	281,600	9,653
TOTAL UTILITIES		87,017
TOTAL COMMON STOCKS (Cost $1,727,483)		1,845,712
Investment Companies - 0.4%
	Shares	Value (000s)
Ashmore Global Opportunities Ltd.:
(United Kingdom)	393,111	$ 4,096
(United States)	582,588	3,903
TOTAL INVESTMENT COMPANIES (Cost $11,618)		7,999
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.09% 5/24/12 (e) (Cost $630)	$ 630	630
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	51,002,853	51,003
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	23,247,384	23,247
TOTAL MONEY MARKET FUNDS (Cost $74,250)		74,250
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,813,981)		1,928,591
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,517
NET ASSETS - 100%		$ 1,940,108
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
272 CME E-mini S&P Midcap 400 Index Contracts	March 2012	$ 26,564	$ (37)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $630,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	326
Total	$ 345
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 248,407	$ 248,407	$ -	$ -
Consumer Staples	79,510	79,510	-	-
Energy	146,173	146,173	-	-
Financials	369,487	369,487	-	-
Health Care	176,814	176,814	-	-
Industrials	317,357	317,357	-	-
Information Technology	291,842	291,842	-	-
Materials	120,836	120,836	-	-
Telecommunication Services	8,269	8,269	-	-
Utilities	87,017	87,017	-	-
Investment Companies	7,999	7,999	-	-
U.S. Government and Government Agency Obligations	630	-	630	-
Money Market Funds	74,250	74,250	-	-
Total Investments in Securities:	$ 1,928,591	$ 1,927,961	$ 630	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (37)	$ (37)	$ -	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,819,046,000. Net unrealized appreciation aggregated $109,545,000, of which $182,575,000 related to appreciated investment securities and $73,030,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797937.108

ATQG-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.1%
Gentex Corp.	1,600	$ 37,840
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	724	66,966
Ford Motor Co.	17,829	220,723
Tesla Motors, Inc. (a)	100	3,341
		291,030
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	1,400	109,172
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	8,700	240,033
Chipotle Mexican Grill, Inc. (a)	300	117,066
Las Vegas Sands Corp.	5,503	306,022
McDonald's Corp.	1,600	158,848
		821,969
Household Durables - 2.1%
D.R. Horton, Inc.	19,800	283,932
Lennar Corp. Class A	800	18,704
PulteGroup, Inc. (a)	8,500	74,970
Ryland Group, Inc.	7,100	128,723
Tempur-Pedic International, Inc. (a)	3,000	237,000
Toll Brothers, Inc. (a)	1,100	25,806
		769,135
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,602	287,863
Media - 0.5%
Discovery Communications, Inc. (a)	3,900	181,935
Multiline Retail - 0.9%
Dollar General Corp. (a)	4,400	185,064
Dollar Tree, Inc. (a)	1,600	141,616
		326,680
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	10,400	151,216
AutoZone, Inc. (a)	300	112,344
Bed Bath & Beyond, Inc. (a)	3,200	191,168
Limited Brands, Inc.	3,400	158,202
Lowe's Companies, Inc.	11,400	323,532
Sally Beauty Holdings, Inc. (a)	8,600	204,680
Teavana Holdings, Inc. (a)(d)	3,500	82,075
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	8,400	$ 307,524
Tractor Supply Co.	1,000	85,470
		1,616,211
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)(d)	2,400	179,424
Pandora A/S (d)	3,800	48,378
PVH Corp.	3,100	263,531
Ralph Lauren Corp.	900	156,357
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,800	160,632
		808,322
TOTAL CONSUMER DISCRETIONARY		5,250,157
CONSUMER STAPLES - 9.6%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	2,100	141,070
Diageo PLC sponsored ADR	1,900	181,564
Dr Pepper Snapple Group, Inc.	5,200	197,860
The Coca-Cola Co.	5,600	391,216
		911,710
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	3,400	153,340
Drogasil SA	14,100	137,269
Wal-Mart Stores, Inc.	4,000	236,320
Whole Foods Market, Inc.	2,000	161,480
		688,409
Food Products - 1.0%
Corn Products International, Inc.	1,800	103,230
Green Mountain Coffee Roasters, Inc. (a)	4,100	266,377
		369,607
Household Products - 2.3%
Colgate-Palmolive Co.	4,500	419,310
Kimberly-Clark Corp.	2,300	167,624
Procter & Gamble Co.	3,300	222,816
		809,750
Personal Products - 0.5%
Schiff Nutrition International, Inc. (a)	16,306	181,975
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	14,100	$ 424,410
Japan Tobacco, Inc.	14	74,396
		498,806
TOTAL CONSUMER STAPLES		3,460,257
ENERGY - 10.0%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	3,800	211,698
Dresser-Rand Group, Inc. (a)	2,700	141,804
Halliburton Co.	7,686	281,231
McDermott International, Inc. (a)	2,400	31,344
Noble Corp.	3,300	132,594
Oceaneering International, Inc.	2,800	151,956
Schlumberger Ltd.	1,620	125,728
		1,076,355
Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources, Inc. (a)	5,145	95,491
Amyris, Inc. (a)	4,800	25,824
Apache Corp.	1,900	205,067
Atlas Pipeline Partners, LP	2,200	81,290
BP PLC sponsored ADR	704	33,201
Chevron Corp.	2,100	229,152
Exxon Mobil Corp.	11,794	1,020,181
Hess Corp.	1,900	123,348
Marathon Petroleum Corp.	3,420	142,101
Occidental Petroleum Corp.	2,400	250,488
SM Energy Co.	1,200	94,464
Valero Energy Corp.	8,500	208,165
		2,508,772
TOTAL ENERGY		3,585,127
FINANCIALS - 5.2%
Capital Markets - 1.0%
Charles Schwab Corp.	12,800	177,664
Morgan Stanley	9,570	177,428
		355,092
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.8%
SunTrust Banks, Inc.	4,700	$ 107,912
Wells Fargo & Co.	6,000	187,740
		295,652
Consumer Finance - 0.3%
SLM Corp.	7,309	115,190
Diversified Financial Services - 1.1%
Bank of America Corp.	7,000	55,790
Citigroup, Inc.	5,560	185,259
JPMorgan Chase & Co.	3,800	149,112
		390,161
Real Estate Investment Trusts - 1.8%
American Tower Corp.	4,655	291,310
Big Yellow Group PLC	22,400	103,338
Corporate Office Properties Trust (SBI)	523	12,824
Digital Realty Trust, Inc.	1,000	72,500
Equity Residential (SBI)	1,300	73,957
Extra Space Storage, Inc.	4,151	109,462
		663,391
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	3,318	60,819
TOTAL FINANCIALS		1,880,305
HEALTH CARE - 10.3%
Biotechnology - 3.3%
Achillion Pharmaceuticals, Inc. (a)	8,800	92,400
ADVENTRX Pharmaceuticals, Inc. (a)	17,910	11,839
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	7,355	547
Alexion Pharmaceuticals, Inc. (a)	1,564	130,954
Alkermes PLC (a)	1,500	26,415
Amgen, Inc.	1,900	129,105
Ardea Biosciences, Inc. (a)	2,880	61,402
ARIAD Pharmaceuticals, Inc. (a)	4,800	68,832
Biogen Idec, Inc. (a)	1,700	197,999
BioMarin Pharmaceutical, Inc. (a)	3,200	114,400
Dynavax Technologies Corp. (a)	14,500	60,900
Gilead Sciences, Inc. (a)	5,500	250,250
Theravance, Inc. (a)	2,600	48,620
		1,193,663
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.3%
Covidien PLC	6,000	$ 313,500
The Cooper Companies, Inc.	1,900	151,012
		464,512
Health Care Providers & Services - 3.1%
Aetna, Inc.	1,900	88,844
Catalyst Health Solutions, Inc. (a)	1,300	80,626
Express Scripts, Inc. (a)	5,300	282,649
Health Net, Inc. (a)	2,700	101,898
Laboratory Corp. of America Holdings (a)	1,313	118,026
McKesson Corp.	2,500	208,775
UnitedHealth Group, Inc.	1,700	94,775
WellPoint, Inc.	2,400	157,512
		1,133,105
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	2,000	102,500
Pharmaceuticals - 2.3%
AVANIR Pharmaceuticals Class A (a)	5,800	16,008
Elan Corp. PLC sponsored ADR (a)	3,700	46,250
Eli Lilly & Co.	5,300	207,972
GlaxoSmithKline PLC sponsored ADR	3,600	159,516
Merck & Co., Inc.	900	34,353
Sanofi SA sponsored ADR	4,500	166,635
Shire PLC sponsored ADR	800	83,720
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,000	106,037
		820,491
TOTAL HEALTH CARE		3,714,271
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
Raytheon Co.	1,400	70,728
Rockwell Collins, Inc.	1,900	112,651
Textron, Inc.	4,800	132,048
United Technologies Corp.	6,400	536,768
		852,195
Airlines - 0.2%
Copa Holdings SA Class A	900	64,413
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	1,000	51,220
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.5%
AECOM Technology Corp. (a)	7,800	$ 182,130
Dycom Industries, Inc. (a)	4,700	100,016
Fluor Corp.	4,022	243,251
Foster Wheeler AG (a)	1,100	27,093
Jacobs Engineering Group, Inc. (a)	2,333	107,831
MasTec, Inc. (a)	5,000	87,950
Quanta Services, Inc. (a)	8,200	171,380
		919,651
Electrical Equipment - 1.4%
Emerson Electric Co.	4,500	226,395
Regal-Beloit Corp.	2,700	182,250
Schneider Electric SA	1,300	88,342
		496,987
Industrial Conglomerates - 0.9%
Danaher Corp.	5,900	311,697
Machinery - 2.7%
Cummins, Inc.	3,500	421,995
Ingersoll-Rand PLC	6,500	259,220
Joy Global, Inc.	2,400	208,704
Manitowoc Co., Inc.	6,000	94,440
		984,359
Road & Rail - 0.5%
Union Pacific Corp.	1,500	165,375
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	1,400	88,046
TOTAL INDUSTRIALS		3,933,943
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 4.2%
Acme Packet, Inc. (a)	1,300	39,624
Motorola Solutions, Inc.	10,500	522,900
Polycom, Inc. (a)	11,700	241,605
QUALCOMM, Inc.	11,300	702,634
		1,506,763
Computers & Peripherals - 9.1%
Apple, Inc. (a)	5,700	3,091,904
Fusion-io, Inc.	700	19,110
Gemalto NV	145	8,284
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,738	$ 74,734
SanDisk Corp. (a)	1,800	89,028
		3,283,060
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	3,700	148,555
TE Connectivity Ltd.	3,600	131,580
		280,135
Internet Software & Services - 3.8%
Baidu.com, Inc. sponsored ADR (a)	900	123,030
eBay, Inc. (a)	5,300	189,422
Facebook, Inc. Class B (e)	1,061	32,648
Google, Inc. Class A (a)	1,306	807,435
Rackspace Hosting, Inc. (a)	3,900	203,736
		1,356,271
IT Services - 4.0%
Accenture PLC Class A	2,000	119,080
Cognizant Technology Solutions Corp. Class A (a)	7,400	525,030
IBM Corp.	900	177,057
MasterCard, Inc. Class A	800	336,000
Virtusa Corp. (a)	3,200	50,016
Visa, Inc. Class A	2,000	232,740
		1,439,923
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	2,400	94,104
ASML Holding NV	800	36,440
Avago Technologies Ltd.	2,400	90,264
Broadcom Corp. Class A	5,500	204,325
Cirrus Logic, Inc. (a)	500	11,790
Cymer, Inc. (a)	600	27,588
Freescale Semiconductor Holdings I Ltd.	5,300	85,489
NXP Semiconductors NV (a)	6,100	151,280
		701,280
Software - 8.1%
Aspen Technology, Inc. (a)	1,600	32,896
Citrix Systems, Inc. (a)	2,800	209,272
Informatica Corp. (a)	1,700	83,572
Microsoft Corp.	45,713	1,450,931
Oracle Corp.	11,700	342,459
Red Hat, Inc. (a)	2,900	143,434
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	2,725	$ 390,111
Solera Holdings, Inc.	2,800	134,400
VMware, Inc. Class A (a)	1,200	118,668
		2,905,743
TOTAL INFORMATION TECHNOLOGY		11,473,175
MATERIALS - 5.6%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	1,600	144,384
Ashland, Inc.	2,100	133,476
E.I. du Pont de Nemours & Co.	1,600	81,360
LyondellBasell Industries NV Class A	3,800	164,084
Monsanto Co.	3,700	286,306
Sigma Aldrich Corp.	1,000	71,790
The Mosaic Co.	2,900	167,475
		1,048,875
Construction Materials - 0.5%
Eagle Materials, Inc.	2,500	78,450
Martin Marietta Materials, Inc.	1,000	85,870
		164,320
Metals & Mining - 2.2%
ArcelorMittal SA Class A unit (d)	7,600	160,360
Commercial Metals Co.	8,300	110,307
Freeport-McMoRan Copper & Gold, Inc.	2,900	123,424
Goldcorp, Inc.	1,100	53,319
Ivanhoe Mines Ltd. (a)	4,800	83,278
Kinross Gold Corp.	6,100	67,494
Newmont Mining Corp.	2,200	130,680
Nucor Corp.	1,500	65,295
		794,157
TOTAL MATERIALS		2,007,352
TOTAL COMMON STOCKS (Cost $31,711,325)		35,304,587
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	616,812	$ 616,812
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	457,225	457,225
TOTAL MONEY MARKET FUNDS (Cost $1,074,037)		1,074,037
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $32,785,362)		36,378,624
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(412,156)
NET ASSETS - 100%		$ 35,966,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,648 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 301
Fidelity Securities Lending Cash Central Fund	5,654
Total	$ 5,955
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,250,157	$ 5,250,157	$ -	$ -
Consumer Staples	3,460,257	3,319,187	141,070	-
Energy	3,585,127	3,585,127	-	-
Financials	1,880,305	1,880,305	-	-
Health Care	3,714,271	3,713,724	547	-
Industrials	3,933,943	3,933,943	-	-
Information Technology	11,473,175	11,440,527	-	32,648
Materials	2,007,352	2,007,352	-	-
Money Market Funds	1,074,037	1,074,037	-	-
Total Investments in Securities:	$ 36,378,624	$ 36,204,359	$ 141,617	$ 32,648
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,525
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,123
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 32,648
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 6,123

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $32,861,109. Net unrealized appreciation aggregated $3,517,515, of which $4,296,131 related to appreciated investment securities and $778,616 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797930.108

SO-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 3,004
Delphi Automotive PLC	263,851	8,443
Delphi Automotive PLC (g)	152,526	4,393
TRW Automotive Holdings Corp. (a)	153,100	7,003
		22,843
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	36,387	3,366
General Motors Co. (a)	190,200	4,949
Volkswagen AG	18,856	3,195
		11,510
Diversified Consumer Services - 0.8%
Service Corp. International	744,250	8,440
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	292,726	5,808
Cedar Fair LP (depository unit)	231,920	6,607
Wyndham Worldwide Corp.	203,867	8,968
		21,383
Household Durables - 4.3%
KB Home (d)	243,794	2,784
Lennar Corp. Class A	212,200	4,961
PulteGroup, Inc. (a)(d)	1,994,925	17,595
Ryland Group, Inc.	151,400	2,745
Standard Pacific Corp. (a)(d)	2,278,393	9,979
Techtronic Industries Co. Ltd.	3,985,500	4,820
		42,884
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	136,897	4,835
Media - 1.8%
Omnicom Group, Inc.	125,512	6,205
Regal Entertainment Group Class A (d)	229,900	3,177
Valassis Communications, Inc. (a)(d)	349,089	8,720
		18,102
Multiline Retail - 2.6%
Target Corp.	454,700	25,777
Specialty Retail - 7.3%
Advance Auto Parts, Inc.	124,290	10,611
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Asbury Automotive Group, Inc. (a)	483,141	$ 12,528
GameStop Corp. Class A (d)	2,177,365	49,600
		72,739
TOTAL CONSUMER DISCRETIONARY		228,513
CONSUMER STAPLES - 6.7%
Beverages - 4.8%
China New Borun Corp. ADR (a)(d)	667,803	2,264
Cott Corp. (a)(d)(e)	6,920,243	45,312
		47,576
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	76,700	3,491
Food Products - 1.5%
Bunge Ltd.	54,100	3,642
Calavo Growers, Inc. (d)	232,028	6,381
SunOpta, Inc. (a)	1,029,085	5,166
		15,189
TOTAL CONSUMER STAPLES		66,256
ENERGY - 4.3%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc.	386,786	7,859
Ensco International Ltd. ADR	76,900	4,483
Halliburton Co.	187,200	6,850
		19,192
Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc. (a)	512,580	10,205
Forest Oil Corp. (a)	154,205	1,994
HollyFrontier Corp.	159,900	5,218
Valero Energy Corp.	76,100	1,864
Williams Companies, Inc.	154,500	4,616
		23,897
TOTAL ENERGY		43,089
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.7%
Commercial Banks - 3.2%
BB&T Corp.	449,231	$ 13,140
Regions Financial Corp.	812,863	4,682
U.S. Bancorp	486,584	14,306
		32,128
Insurance - 5.5%
AFLAC, Inc.	440,255	20,802
American International Group, Inc. (a)	344,200	10,058
Lincoln National Corp.	731,682	18,175
Unum Group	245,860	5,667
		54,702
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	215,313	3,796
Host Hotels & Resorts, Inc.	210,800	3,326
		7,122
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	3,038
TOTAL FINANCIALS		96,990
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	764,800	4,757
C. R. Bard, Inc.	76,900	7,199
Covidien PLC	114,575	5,987
Orthofix International NV (a)	94,517	3,706
		21,649
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	6,993
Universal Health Services, Inc. Class B	284,414	12,688
		19,681
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	184,300	8,039
PerkinElmer, Inc.	211,600	5,713
		13,752
Pharmaceuticals - 3.5%
Johnson & Johnson	191,600	12,469
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	402,344	$ 14,899
Zogenix, Inc. (a)(d)	3,171,431	7,231
		34,599
TOTAL HEALTH CARE		89,681
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.	177,500	10,650
Esterline Technologies Corp. (a)	101,822	6,613
Textron, Inc.	223,717	6,154
		23,417
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	77,022	3,945
Owens Corning (a)	96,011	3,039
		6,984
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	2,273
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,223
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,290
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	175,529	8,566
Machinery - 2.9%
Blount International, Inc. (a)	292,004	5,008
Deere & Co.	112,300	9,313
Ingersoll-Rand PLC	212,400	8,471
Stanley Black & Decker, Inc.	74,137	5,694
		28,486
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	1,454
TOTAL INDUSTRIALS		78,693
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
Cisco Systems, Inc.	215,300	$ 4,280
Comverse Technology, Inc. (a)	613,366	3,938
		8,218
Computers & Peripherals - 1.8%
Apple, Inc. (a)	20,800	11,283
SanDisk Corp. (a)	76,493	3,783
Western Digital Corp. (a)	75,924	2,980
		18,046
Electronic Equipment & Components - 1.2%
Anixter International, Inc. (a)	69,980	4,866
Arrow Electronics, Inc. (a)	139,657	5,607
DDi Corp.	182,700	1,986
		12,459
IT Services - 0.9%
Fidelity National Information Services, Inc.	268,430	8,517
Office Electronics - 0.5%
Xerox Corp.	572,377	4,711
Semiconductors & Semiconductor Equipment - 5.8%
Fairchild Semiconductor International, Inc. (a)	320,000	4,669
Intersil Corp. Class A	345,143	3,907
KLA-Tencor Corp.	174,580	8,450
Lam Research Corp. (a)	119,553	4,985
Marvell Technology Group Ltd. (a)	815,300	12,230
Micron Technology, Inc. (a)	455,483	3,894
ON Semiconductor Corp. (a)	1,214,770	11,018
Spansion, Inc. Class A (a)	641,043	8,205
		57,358
Software - 1.8%
Microsoft Corp.	438,024	13,903
Nuance Communications, Inc. (a)	152,500	3,953
		17,856
TOTAL INFORMATION TECHNOLOGY		127,165
MATERIALS - 14.1%
Chemicals - 12.8%
Ashland, Inc.	86,800	5,517
Innophos Holdings, Inc.	376,290	18,957
LyondellBasell Industries NV Class A	1,478,724	63,852
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	236,200	$ 21,553
Solutia, Inc.	177,460	4,988
W.R. Grace & Co. (a)	219,128	12,482
		127,349
Metals & Mining - 1.3%
Carpenter Technology Corp.	86,796	4,453
Haynes International, Inc.	18,860	1,194
Newcrest Mining Ltd.	127,118	4,565
Titanium Metals Corp.	152,300	2,233
		12,445
TOTAL MATERIALS		139,794
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	194,621	7,833
Level 3 Communications, Inc. (a)	569,139	13,836
		21,669
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	200,423	3,584
TOTAL TELECOMMUNICATION SERVICES		25,253
UTILITIES - 5.4%
Electric Utilities - 0.6%
FirstEnergy Corp.	130,269	5,770
Independent Power Producers & Energy Traders - 3.7%
Calpine Corp. (a)	839,263	12,849
The AES Corp. (a)	1,721,200	23,339
		36,188
Multi-Utilities - 1.1%
Alliant Energy Corp.	114,800	4,895
Sempra Energy	108,039	6,400
		11,295
TOTAL UTILITIES		53,253
TOTAL COMMON STOCKS (Cost $836,895)		948,687
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 2,490
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $987)	$ 1,145	790
Money Market Funds - 11.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	48,909,940	48,910
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	65,700,698	65,701
TOTAL MONEY MARKET FUNDS (Cost $114,611)		114,611
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $954,724)		1,066,578
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(72,497)
NET ASSETS - 100%		$ 994,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,280,000 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,393,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Delphi Automotive PLC	11/9/10-12/14/10	$ 2,693
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	85
Total	$ 92
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 45,312
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 231,003	$ 224,120	$ 6,883	$ -
Consumer Staples	66,256	66,256	-	-
Energy	43,089	43,089	-	-
Financials	96,990	96,990	-	-
Health Care	89,681	89,681	-	-
Industrials	78,693	78,693	-	-
Information Technology	127,165	127,165	-	-
Materials	139,794	139,794	-	-
Telecommunication Services	25,253	25,253	-	-
Utilities	53,253	53,253	-	-
Corporate Bonds	790	-	790	-
Money Market Funds	114,611	114,611	-	-
Total Investments in Securities:	$ 1,066,578	$ 1,058,905	$ 7,673	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $959,116,000. Net unrealized appreciation aggregated $107,462,000, of which $171,029,000 related to appreciated investment securities and $63,567,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds<, including the Fidelity Central Funds,> are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor®
Value Strategies Fund)

February 29, 2012

1.814094.107

SOI-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 3,004
Delphi Automotive PLC	263,851	8,443
Delphi Automotive PLC (g)	152,526	4,393
TRW Automotive Holdings Corp. (a)	153,100	7,003
		22,843
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	36,387	3,366
General Motors Co. (a)	190,200	4,949
Volkswagen AG	18,856	3,195
		11,510
Diversified Consumer Services - 0.8%
Service Corp. International	744,250	8,440
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	292,726	5,808
Cedar Fair LP (depository unit)	231,920	6,607
Wyndham Worldwide Corp.	203,867	8,968
		21,383
Household Durables - 4.3%
KB Home (d)	243,794	2,784
Lennar Corp. Class A	212,200	4,961
PulteGroup, Inc. (a)(d)	1,994,925	17,595
Ryland Group, Inc.	151,400	2,745
Standard Pacific Corp. (a)(d)	2,278,393	9,979
Techtronic Industries Co. Ltd.	3,985,500	4,820
		42,884
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	136,897	4,835
Media - 1.8%
Omnicom Group, Inc.	125,512	6,205
Regal Entertainment Group Class A (d)	229,900	3,177
Valassis Communications, Inc. (a)(d)	349,089	8,720
		18,102
Multiline Retail - 2.6%
Target Corp.	454,700	25,777
Specialty Retail - 7.3%
Advance Auto Parts, Inc.	124,290	10,611
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Asbury Automotive Group, Inc. (a)	483,141	$ 12,528
GameStop Corp. Class A (d)	2,177,365	49,600
		72,739
TOTAL CONSUMER DISCRETIONARY		228,513
CONSUMER STAPLES - 6.7%
Beverages - 4.8%
China New Borun Corp. ADR (a)(d)	667,803	2,264
Cott Corp. (a)(d)(e)	6,920,243	45,312
		47,576
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	76,700	3,491
Food Products - 1.5%
Bunge Ltd.	54,100	3,642
Calavo Growers, Inc. (d)	232,028	6,381
SunOpta, Inc. (a)	1,029,085	5,166
		15,189
TOTAL CONSUMER STAPLES		66,256
ENERGY - 4.3%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc.	386,786	7,859
Ensco International Ltd. ADR	76,900	4,483
Halliburton Co.	187,200	6,850
		19,192
Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc. (a)	512,580	10,205
Forest Oil Corp. (a)	154,205	1,994
HollyFrontier Corp.	159,900	5,218
Valero Energy Corp.	76,100	1,864
Williams Companies, Inc.	154,500	4,616
		23,897
TOTAL ENERGY		43,089
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.7%
Commercial Banks - 3.2%
BB&T Corp.	449,231	$ 13,140
Regions Financial Corp.	812,863	4,682
U.S. Bancorp	486,584	14,306
		32,128
Insurance - 5.5%
AFLAC, Inc.	440,255	20,802
American International Group, Inc. (a)	344,200	10,058
Lincoln National Corp.	731,682	18,175
Unum Group	245,860	5,667
		54,702
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc.	215,313	3,796
Host Hotels & Resorts, Inc.	210,800	3,326
		7,122
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	3,038
TOTAL FINANCIALS		96,990
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	764,800	4,757
C. R. Bard, Inc.	76,900	7,199
Covidien PLC	114,575	5,987
Orthofix International NV (a)	94,517	3,706
		21,649
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	80,798	6,993
Universal Health Services, Inc. Class B	284,414	12,688
		19,681
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	184,300	8,039
PerkinElmer, Inc.	211,600	5,713
		13,752
Pharmaceuticals - 3.5%
Johnson & Johnson	191,600	12,469
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	402,344	$ 14,899
Zogenix, Inc. (a)(d)	3,171,431	7,231
		34,599
TOTAL HEALTH CARE		89,681
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.	177,500	10,650
Esterline Technologies Corp. (a)	101,822	6,613
Textron, Inc.	223,717	6,154
		23,417
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	77,022	3,945
Owens Corning (a)	96,011	3,039
		6,984
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	2,273
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	3,223
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,290
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	175,529	8,566
Machinery - 2.9%
Blount International, Inc. (a)	292,004	5,008
Deere & Co.	112,300	9,313
Ingersoll-Rand PLC	212,400	8,471
Stanley Black & Decker, Inc.	74,137	5,694
		28,486
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	1,454
TOTAL INDUSTRIALS		78,693
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
Cisco Systems, Inc.	215,300	$ 4,280
Comverse Technology, Inc. (a)	613,366	3,938
		8,218
Computers & Peripherals - 1.8%
Apple, Inc. (a)	20,800	11,283
SanDisk Corp. (a)	76,493	3,783
Western Digital Corp. (a)	75,924	2,980
		18,046
Electronic Equipment & Components - 1.2%
Anixter International, Inc. (a)	69,980	4,866
Arrow Electronics, Inc. (a)	139,657	5,607
DDi Corp.	182,700	1,986
		12,459
IT Services - 0.9%
Fidelity National Information Services, Inc.	268,430	8,517
Office Electronics - 0.5%
Xerox Corp.	572,377	4,711
Semiconductors & Semiconductor Equipment - 5.8%
Fairchild Semiconductor International, Inc. (a)	320,000	4,669
Intersil Corp. Class A	345,143	3,907
KLA-Tencor Corp.	174,580	8,450
Lam Research Corp. (a)	119,553	4,985
Marvell Technology Group Ltd. (a)	815,300	12,230
Micron Technology, Inc. (a)	455,483	3,894
ON Semiconductor Corp. (a)	1,214,770	11,018
Spansion, Inc. Class A (a)	641,043	8,205
		57,358
Software - 1.8%
Microsoft Corp.	438,024	13,903
Nuance Communications, Inc. (a)	152,500	3,953
		17,856
TOTAL INFORMATION TECHNOLOGY		127,165
MATERIALS - 14.1%
Chemicals - 12.8%
Ashland, Inc.	86,800	5,517
Innophos Holdings, Inc.	376,290	18,957
LyondellBasell Industries NV Class A	1,478,724	63,852
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	236,200	$ 21,553
Solutia, Inc.	177,460	4,988
W.R. Grace & Co. (a)	219,128	12,482
		127,349
Metals & Mining - 1.3%
Carpenter Technology Corp.	86,796	4,453
Haynes International, Inc.	18,860	1,194
Newcrest Mining Ltd.	127,118	4,565
Titanium Metals Corp.	152,300	2,233
		12,445
TOTAL MATERIALS		139,794
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	194,621	7,833
Level 3 Communications, Inc. (a)	569,139	13,836
		21,669
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	200,423	3,584
TOTAL TELECOMMUNICATION SERVICES		25,253
UTILITIES - 5.4%
Electric Utilities - 0.6%
FirstEnergy Corp.	130,269	5,770
Independent Power Producers & Energy Traders - 3.7%
Calpine Corp. (a)	839,263	12,849
The AES Corp. (a)	1,721,200	23,339
		36,188
Multi-Utilities - 1.1%
Alliant Energy Corp.	114,800	4,895
Sempra Energy	108,039	6,400
		11,295
TOTAL UTILITIES		53,253
TOTAL COMMON STOCKS (Cost $836,895)		948,687
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 2,490
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $987)	$ 1,145	790
Money Market Funds - 11.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	48,909,940	48,910
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	65,700,698	65,701
TOTAL MONEY MARKET FUNDS (Cost $114,611)		114,611
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $954,724)		1,066,578
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(72,497)
NET ASSETS - 100%		$ 994,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,280,000 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,393,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Delphi Automotive PLC	11/9/10-12/14/10	$ 2,693
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	85
Total	$ 92
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 45,312
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 231,003	$ 224,120	$ 6,883	$ -
Consumer Staples	66,256	66,256	-	-
Energy	43,089	43,089	-	-
Financials	96,990	96,990	-	-
Health Care	89,681	89,681	-	-
Industrials	78,693	78,693	-	-
Information Technology	127,165	127,165	-	-
Materials	139,794	139,794	-	-
Telecommunication Services	25,253	25,253	-	-
Utilities	53,253	53,253	-	-
Corporate Bonds	790	-	790	-
Money Market Funds	114,611	114,611	-	-
Total Investments in Securities:	$ 1,066,578	$ 1,058,905	$ 7,673	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $959,116,000. Net unrealized appreciation aggregated $107,462,000, of which $171,029,000 related to appreciated investment securities and $63,567,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds<, including the Fidelity Central Funds,> are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 29, 2012

1.814099.107

REHI-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.9%
		Principal Amount (b)	Value
Convertible Bonds - 0.5%
Homebuilders/Real Estate - 0.5%
Developers Diversified Realty Corp. 3% 3/15/12		$ 1,960,000	$ 1,960,000
SL Green Realty Corp. 3% 3/30/27 (c)		1,500,000	1,509,375
			3,469,375
Nonconvertible Bonds - 5.4%
Healthcare - 1.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		1,725,000	1,763,813
Omega Healthcare Investors, Inc. 6.75% 10/15/22		1,230,000	1,334,550
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,528,313
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,215,952
Skilled Healthcare Group, Inc. 11% 1/15/14		2,040,000	2,019,600
			9,862,228
Homebuilders/Real Estate - 2.2%
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	240,527
7.875% 9/1/20		2,437,000	2,911,057
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,040,000	2,865,200
7.625% 6/1/15		2,655,000	2,628,450
HCP, Inc. 3.75% 2/1/16		1,000,000	1,037,826
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,069,306
HMB Capital Trust V 4.1463% 12/15/36 (a)(c)(d)		1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,085,694
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,049,875
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,075,000
Ventas Realty LP:
4.25% 3/1/22		1,000,000	993,432
6.75% 4/1/17		2,080,000	2,152,471
Wrightwood Capital LLC 1.9% 4/20/20		1,087,392	356,665
			17,465,503
Hotels - 1.9%
FelCor Lodging LP 6.75% 6/1/19		3,000,000	3,067,500
Host Hotels & Resorts LP:
5.875% 6/15/19		450,000	486,000
6% 11/1/20		805,000	874,431
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Marriott LP 6.375% 3/15/15		$ 2,000,000	$ 2,025,000
Times Square Hotel Trust 8.528% 8/1/26 (c)		7,558,172	8,056,485
			14,509,416
TOTAL NONCONVERTIBLE BONDS			41,837,147
TOTAL CORPORATE BONDS (Cost $44,746,701)			45,306,522
Asset-Backed Securities - 8.7%

Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (c)		1,026,000	1,030,689
Class E, 9.314% 5/24/37 (c)		1,570,000	1,459,315
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6055% 3/23/19 (c)(d)		1,519,355	1,295,250
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.4763% 6/26/34 (c)(d)		254,146	13,495
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(c)		1,500,000	342,750
Series 1998-A Class F, 7.44% 5/15/20 (a)(c)		545,711	58,389
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7455% 3/20/50 (c)(d)		750,000	0
Class E, 2.3455% 3/20/50 (c)(d)		3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (c)		4,751,062	4,727,307
Class B, 5.267% 6/25/35 (c)		2,203,500	2,093,325
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (c)(d)		6,219,050	4,238,656
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (c)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (c)		1,595,000	1,307,900
Class B2, 1.9238% 12/28/35 (c)(d)		1,665,000	1,165,500
Class D, 9% 12/28/35 (c)		5,170,000	1,034,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (c)(d)		460,000	408,250
Class D, 9% 6/28/38 (c)		4,400,000	3,080,000
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		$ 1,468,075	$ 440,423
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		2,200,000	1,980,000
Series 2002-IGA Class B, 1.9031% 7/28/35 (c)(d)		495,403	487,972
Series 2004-1A Class H1, 4.2431% 1/28/40 (c)(d)		2,309,227	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.8556% 11/28/39 (c)(d)		1,019,312	30,579
Class F, 5.3556% 11/28/39 (c)(d)		1,078,376	26,959
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		3,450,412	1,759,710
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.744% 6/25/35 (d)(f)		1,070,000	30,518
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.894% 9/25/46 (c)(d)		1,580,000	29,862
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.794% 8/26/30 (c)(d)		550,000	110,000
Class E, 2.244% 8/26/30 (c)(d)		1,119,463	44,779
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	0
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9048% 12/28/33 (d)		1,665,000	1,534,485
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (c)(d)		3,810,000	3,314,700
Class C1B, 7.696% 8/28/38 (c)		910,181	750,353
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class C, 5.08% 7/24/39 (c)		1,225,000	1,185,188
Class D, 5.194% 7/24/39 (c)		2,160,000	2,030,400
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (c)		1,790,000	1,700,500
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		382,304	106,802
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.194% 9/25/46 (c)(d)		1,190,000	178,500
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.1806% 2/5/36 (c)(d)		2,321,765	232
Class E, 5.0306% 2/5/36 (c)(d)		661,339	66
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (c)		2,025,472	2,025,472
Asset-Backed Securities - continued
		Principal Amount (b)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.: - continued
Series 2002-1A:
Class IV, 6.84% 5/22/37 (c)		$ 2,787,000	$ 2,501,333
Series 2003-1A Class B2, 5.4802% 12/28/38 (c)		778,000	645,740
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (c)(d)		4,815,000	2,022,300
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (c)(d)		8,534,402	7,510,274
Class A1B, 0.9038% 9/25/26 (c)(d)		7,893,000	5,998,680
Class A2A, 0.7938% 9/25/26 (c)(d)		6,680,669	6,012,602
Class A2B, 0.8838% 9/25/26 (c)(d)		630,000	522,900
Class B, 0.9338% 9/25/26 (c)(d)		360,000	270,000
Class G, 1.9238% 9/25/26 (c)(d)		458,000	297,700
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.8131% 11/21/40 (c)(d)		1,700,000	1,309,000
TOTAL ASSET-BACKED SECURITIES (Cost $86,795,693)			67,112,855
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.4%
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (c)(d)		2,746	33
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)		624,775	197,162
Class B4, 6.61% 7/25/32 (c)(d)		602,481	62,970
Series 2002-R2 Class 2B4, 3.9356% 7/25/33 (c)(d)		111,275	26,684
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		575,513	149,870
Class B4, 5.75% 8/25/43 (c)		219,876	18,434
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		94,766	52,950
Class B4, 4.5% 10/25/18 (c)		37,906	11,717
Class B5, 4.5% 10/25/18 (c)		103,629	14,229
Series 2003-50:
Class B4, 5% 11/25/18 (c)		116,774	31,954
Class B5, 5% 11/25/18 (c)		115,372	8,411
Series 2003-R1:
Class 2B4, 3.5316% 2/25/43 (c)(d)		85,598	21,692
Class 2B5, 3.5316% 2/25/43 (c)(d)		242,021	23,492
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		786	0
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R3 Class B3, 5.5% 11/25/33		$ 258,384	$ 17,815
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (c)(d)		217,192	7,417
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7545% 9/25/19 (c)(d)		90,033	50,947
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17		181,595	54,478
Class 4B4, 7% 10/25/17		336	0
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (c)(d)		5,000,000	5,180,070
Series 2010-K6 Class B, 5.5326% 12/25/46 (c)(d)		6,045,000	6,232,667
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		96,682	48
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,397,716
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (c)		7,500,000	7,744,013
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		378,173	46,373
Class B2, 7% 2/19/30 (c)		64,134	7,690
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2048% 7/10/35 (c)(d)		650,988	403,613
Series 2005-A Class B6, 2.2548% 3/10/37 (c)(d)		609,570	40,171
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7548% 12/10/35 (c)(d)		233,287	102,646
Series 2004-A:
Class B7, 4.5048% 2/10/36 (c)(d)		273,103	124,836
Class B9, 9.2548% 2/10/36 (c)(d)		444,612	171,176
Series 2004-B:
Class B8, 5.0048% 2/10/36 (c)(d)		226,176	81,491
Class B9, 8.5048% 2/10/36 (c)(d)		383,846	134,653
Series 2004-C:
Class B7, 3.7548% 9/10/36 (c)(d)		1,304,003	553,158
Class B8, 4.5048% 9/10/36 (c)(d)		1,161,184	365,541
Class B9, 7.2548% 9/10/36 (c)(d)		434,668	114,665
Series 2005-A:
Class B7, 3.2548% 3/10/37 (c)(d)		1,142,943	64,119
Class B9, 6.0048% 3/10/37 (c)(d)		1,030,585	12,367
Series 2005-B Class B7, 3.3548% 6/10/37 (c)(d)		1,556,169	42,795
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-C Class B7, 3.3548% 9/10/37 (c)(d)		$ 727,363	$ 1,818
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.0306% 12/5/36 (c)(d)		3,912,863	391
TOTAL PRIVATE SPONSOR			25,572,272
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (f)		487,374	113,973
Class B4, 7% 9/25/41 (f)		266,908	36,459
Class B5, 7% 9/25/41 (f)		138,833	11,296
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.3565% 2/25/42 (c)(d)		106,576	51,176
Class 3B5, 3.3565% 2/25/42 (c)(d)		81,012	5,890
Class B4, 6% 2/25/42 (c)		30,211	108
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.495% 1/25/42 (c)(d)		93,252	27,520
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (f)		1,793,385	521,952
Class B4, 5.75% 12/25/42 (f)		569,592	22,206
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.4007% 6/25/43 (d)(f)		312,322	54,369
Class 2B5, 3.4007% 6/25/43 (d)(f)		253,371	27,338
TOTAL U.S. GOVERNMENT AGENCY			872,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,525,365)			26,444,559
Commercial Mortgage Securities - 68.1%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (c)		1,230,000	1,339,665
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9457% 2/14/29 (c)(d)		2,225,000	2,221,427
Series 1997-D4:
Class B1, 7.525% 4/14/29		734,006	734,983
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Asset Securitization Corp.: - continued
Series 1997-D4:
Class B2, 7.525% 4/14/29		$ 26,000	$ 26,234
Class B5, 7.525% 4/14/29		4,476,925	3,821,002
Series 1997-D5:
Class A3, 7.1326% 2/14/43 (d)		1,007,000	1,025,152
Class A5, 7.2026% 2/14/43 (d)		1,679,000	1,714,900
Class A6, 7.4526% 2/14/43 (d)		1,675,000	1,707,210
Class A7, 7.6926% 2/14/43 (d)		2,865,000	2,892,301
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.4378% 2/10/51 (c)(d)		1,970,000	1,139,515
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,890,893
Series 2005-1 Class A3, 4.877% 11/10/42		421,370	421,204
Series 2003-1 Class G, 5.608% 9/11/36 (c)		2,210,000	2,237,539
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(d)		1,650,000	13,200
Class L, 4.637% 7/10/42 (c)(d)		1,690,000	3,380
Series 2005-1 Class CJ, 5.3555% 11/10/42 (d)		4,020,000	4,089,007
Series 2005-4 Class H, 5.3714% 7/10/45 (c)(d)		525,000	59,430
Series 2005-6 Class AJ, 5.3664% 9/10/47 (d)		2,000,000	2,052,478
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.999% 11/15/15 (c)(d)		3,510,948	3,269,746
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.5085% 3/15/22 (c)(d)		926,866	899,060
Class C, 0.5585% 3/15/22 (c)(d)		3,580,000	3,472,600
Class J, 1.2985% 3/15/22 (c)(d)		3,095,000	2,816,450
Class K, 2.2485% 3/15/22 (c)(d)		4,742,501	2,608,376
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6187% 3/11/39 (d)		3,175,000	2,970,263
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.7044% 4/12/38 (d)		2,007,000	1,858,498
Series 1998-C1 Class F, 6% 6/16/30 (c)		675,000	687,126
Series 1999-C1:
Class G, 5.64% 2/14/31 (c)		1,005,000	1,017,983
Class H, 5.64% 2/14/31 (c)		1,625,030	1,612,222
Class I, 5.64% 2/14/31 (c)		3,350,161	2,322,603
Series 2003-T10 Class B, 4.84% 3/13/40		2,000,000	2,038,056
Series 2006-T22 Class B, 5.7044% 4/12/38 (c)(d)		1,370,000	1,106,764
Series 2007-BBA8:
Class K, 1.4485% 3/15/22 (c)(d)		1,720,000	1,114,581
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class L, 2.1485% 3/15/22 (c)(d)		$ 3,980,125	$ 1,285,628
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,120,364	4,110,063
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(d)		113,338	57,531
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5038% 10/25/22 (c)(d)		56,577	32,218
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7454% 12/15/47 (c)(d)		2,200,000	2,241,840
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (c)		1,364,588	1,400,923
Class H, 6.34% 5/18/30 (c)		3,300,000	2,811,953
Series 1998-2 Class J, 6.39% 11/18/30 (c)		3,342,864	2,256,968
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		2,404,892	2,479,109
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(d)		4,190,000	3,756,201
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,056,687
Series 2004-RS1 Class A, 5.648% 3/3/41 (c)		2,984,094	2,982,602
Series 2001-J2A Class F, 7.2268% 7/16/34 (c)(d)		1,583,000	1,635,258
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (c)		242,986	249,853
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (c)(d)		1,054,918	1,097,621
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		5,380,000	4,638,184
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,367,699
Class H, 6% 11/17/32		2,943,684	1,192,119
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.4022% 6/10/44 (d)		5,875,000	4,289,590
Series 2005-C6 Class AJ, 5.209% 6/10/44 (d)		2,450,000	2,446,595
Series 2011-STRT Class C, 4.755% 12/10/24 (c)		2,670,000	2,674,843
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (c)		2,850,000	2,876,885
Class F, 4.867% 6/9/28 (c)		4,170,000	3,870,270
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)		$ 3,190,000	$ 2,520,355
Series 1997-C2 Class F, 7.46% 1/17/35 (d)		2,876,000	3,010,766
Series 1998-C1:
Class F, 6% 5/17/40 (c)		12,970,000	13,336,791
Class H, 6% 5/17/40 (c)		2,501,119	218,653
Series 1998-C2:
Class F, 6.75% 11/15/30 (c)		7,574,000	8,273,959
Class G, 6.75% 11/15/30 (c)		1,065,000	1,151,578
Series 2001-CK6 Class NW, 6.08% 8/15/36 (f)		206,054	155,530
Series 2002-CKP1 Class KZ, 0% 12/15/35 (c)(d)		6,026,000	2,066,315
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1485% 2/15/22 (c)(d)		2,385,000	214,650
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.894% 3/25/17 (c)(d)		1,220,000	854,000
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.444% 3/25/17 (c)(d)		1,890,000	1,228,500
Class G, 7.244% 3/25/17 (c)(d)		1,600,000	960,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (c)(d)		1,000,000	989,406
Class E, 5.7284% 11/10/46 (c)(d)		1,340,000	1,239,508
Class F, 5.7284% 11/10/46 (c)(d)		4,710,000	3,359,690
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		7,160,000	5,944,117
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (c)		4,098,760	4,167,652
Series 1998-CG1 Class B4, 7.4518% 6/10/31 (c)(d)		5,777,000	6,077,346
Series 2000-CKP1 Class B3, 8.0578% 11/10/33 (d)		1,620,000	1,619,717
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1185% 3/13/28 (d)		839,375	837,018
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (c)		6,500,000	6,605,288
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (c)		2,050,000	2,103,068
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.8845% 1/25/43 (d)(e)		5,370,000	889,127
Series KAIV Class X2, 3.6146% 6/25/46 (d)(e)		2,780,000	577,576
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		352,004	351,991
Series 2001-C4 Class K, 6% 12/12/33 (c)		193,943	193,300
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)		3,330,000	3,360,360
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (c)(d)		$ 3,007,000	$ 3,240,379
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (c)		1,600,000	1,844,603
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3301% 9/25/45 (c)(d)		2,300,000	2,333,152
Series 2011-K10 Class B, 4.7561% 11/25/49 (c)(d)		1,650,000	1,604,567
Series 2011-K11 Class B, 4.5694% 12/25/48 (c)(d)		3,190,000	3,055,066
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (c)		6,090,852	5,603,584
GE Capital Commercial Mortgage Corp.:
Series 2002-1A Class H, 7.3318% 12/10/35 (c)(d)		1,055,000	1,054,092
Series 2005-C3 Class J, 5.2933% 7/10/45 (c)(d)		2,277,000	843,134
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	1,329,562
Series 1997-C2:
Class F, 6.75% 4/15/29 (d)		4,537,039	4,699,388
Class G, 6.75% 4/15/29 (d)		4,128,000	4,495,198
Class H, 6.75% 4/15/29 (d)		6,130,384	1,720,879
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		3,096,886	3,186,061
Series 1999-C2I Class K, 6.481% 9/15/33 (f)		7,875,000	3,681,224
Series 1999-C3:
Class G, 6.974% 8/15/36 (c)		36,784	36,708
Class J, 6.974% 8/15/36		2,788,000	2,778,747
Class K, 6.974% 8/15/36		5,260,000	1,827,924
Series 2000-C1 Class K, 7% 3/15/33		1,054,726	788,977
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (c)		3,380,000	3,449,236
Series 2003-C2 Class J, 5.234% 1/5/36 (c)(d)		3,210,000	2,818,736
Series 2005-GG3:
Class B, 4.894% 8/10/42 (d)		1,090,000	1,048,853
Class J, 4.685% 8/10/42 (c)(d)		900,000	110,610
Class K, 4.685% 8/10/42 (c)(d)		1,700,000	88,910
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (c)(d)		3,736,000	3,960,160
Series 2004-GG2:
Class J, 5.067% 8/10/38 (c)(d)		420,000	19,224
Class K, 5.067% 8/10/38 (c)(d)		720,000	10,291
Series 2006-RR2:
Class M, 5.7472% 6/23/46 (c)(d)		727,000	0
Class N, 5.7472% 6/23/46 (c)(d)		160,000	0
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 6.1391% 8/10/43 (c)(d)		$ 3,750,000	$ 3,703,901
Class E, 4% 8/10/43 (c)		5,701,000	3,672,202
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (c)		1,070,000	1,030,089
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.4751% 8/10/44 (c)(d)		7,010,000	6,363,231
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (c)(d)		2,000,000	1,954,676
Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		1,410,246	1,833
Class X, 0.6261% 10/15/32 (c)(d)(e)		6,446,488	13,359
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	708,594
Class E, 6.135% 7/12/37 (c)		5,835,000	5,865,686
Series 2003-C1 Class D, 5.192% 1/12/37		1,780,000	1,749,510
Series 2009-IWST Class D, 7.6935% 12/5/27 (c)(d)		6,000,000	6,183,870
Series 2010-CNTR Class D, 6.3899% 8/5/32 (c)(d)		4,170,000	3,917,074
Series 2011-C4 Class E, 5.5686% 7/15/46 (c)(d)		2,440,000	2,014,025
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL1A Class E, 0.6185% 2/15/20 (c)(d)		577,132	526,219
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,178,216
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		1,215,000	778,703
Series 2005-LDP5 Class AJ, 5.4938% 12/15/44 (d)		2,020,000	2,036,061
Series 2005-PRKS Class A, 10.0745% 1/15/15 (c)(d)		2,390,331	1,923,499
Series 2010-C2:
Class D, 5.7126% 11/15/43 (c)(d)		3,120,000	2,837,481
Class XB, 0.7538% 11/15/43 (c)(d)(e)		26,860,000	1,060,046
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class B. 5.4912% 8/15/46 (c)(d)		6,670,000	6,778,127
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,742,116	1,765,385
Series 1999-C7:
Class H, 6% 10/15/35 (c)		1,201,294	1,202,669
Class NR, 6% 10/15/35 (c)		1,972,034	1,091,837
Series 1999-C8:
Class G, 6% 7/15/31 (c)		923,259	948,211
Class H, 6% 7/15/31 (c)		1,039,634	352,672
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (c)		$ 1,696,004	$ 425,656
Series 1998-C4 Class G, 5.6% 10/15/35 (c)		3,992,562	4,213,414
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1087% 4/25/21 (d)		70,521	49,746
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,119,848
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	7,846,478
Series 2005-C7:
Class AJ, 5.323% 11/15/40		7,780,000	7,958,932
Class AM, 5.263% 11/15/40 (d)		938,000	1,005,218
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,325,800
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,164,205
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,502,810
Class P, 5.868% 11/15/33		1,320,000	700,920
Series 2002-C1:
Class J, 6.95% 3/15/34 (c)(d)		1,319,000	1,320,522
Class K, 6.428% 3/15/34 (c)		4,024,000	4,030,680
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		950,000	896,529
Series 2005-C2 Class AJ, 5.205% 4/15/30 (d)		5,260,000	5,478,653
Series 2005-C7 Class C, 5.35% 11/15/40 (d)		1,140,000	1,019,809
Series 2006-C4:
Class AJ, 5.8935% 6/15/38 (d)		4,415,000	3,686,357
Class AM, 6.0868% 6/15/38 (d)		3,840,000	4,070,964
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1485% 6/15/22 (c)(d)		4,770,000	3,887,550
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6888% 6/25/43 (c)(d)		2,059,000	1,742,979
Series 2011-1 Class B, 5.6888% 6/25/43 (c)(d)		1,774,000	1,829,501
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)		1,393,000	45,273
Class M, 5.45% 5/28/40 (c)(d)		1,533,000	34,493
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	399,051
Class G, 4.384% 7/12/37	CAD	275,000	193,581
Class H, 4.384% 7/12/37	CAD	184,000	125,916
Class J, 4.384% 7/12/37	CAD	275,000	182,980
Class K, 4.384% 7/12/37	CAD	275,000	177,947
Class L, 4.384% 7/12/37	CAD	184,000	115,808
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Merrill Lynch Financial Asset, Inc.: - continued
Series 2005-CA16:
Class M, 4.384% 7/12/37	CAD	$ 772,000	$ 403,760
Series 2005-CA17:
Class F, 4.525% 11/12/37 (d)	CAD	812,000	543,484
Class G, 4.525% 11/12/37 (d)	CAD	846,000	547,148
Class H, 4.525% 11/12/37 (d)	CAD	235,000	143,073
Class J, 4.525% 11/12/37 (d)	CAD	248,000	141,011
Class K, 4.525% 11/12/37 (d)	CAD	261,000	142,975
Class L, 4.525% 11/12/37 (d)	CAD	248,000	130,926
Class M, 4.525% 11/12/37 (d)	CAD	2,006,355	841,503
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (d)		5,871,451	5,953,158
Series 1998-C3 Class E, 7.0079% 12/15/30 (d)		1,462,000	1,499,358
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		1,656,918	969,297
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5028% 1/12/44 (d)		1,440,000	1,424,144
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	1,827,580
Class J, 5.695% 7/12/34 (c)		700,000	594,539
Series 2004-MKB1 Class F, 5.8353% 2/12/42 (c)(d)		1,380,000	1,309,215
Series 2006-C1:
Class AJ, 5.8543% 5/12/39 (d)		1,240,000	1,105,276
Class AM, 5.8093% 5/12/39 (d)		700,000	730,094
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 1/15/37 (c)		645,000	65
Class G, 12.349% 1/15/37 (c)		465,000	47
Class IO, 8.5307% 1/15/37 (d)(e)		671,856	50,389
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	107
Class E, 8.309% 10/15/40 (c)		441,000	44
Class F, 10.223% 10/15/40 (c)		772,000	77
Class G, 12.9388% 10/15/40 (c)(d)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (c)		1,039,000	104
Class E, 8.757% 5/15/44 (c)		738,000	74
Class F, 10.813% 5/15/44 (c)		479,000	48
Class G, 10% 5/15/44 (c)		673,000	67
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.679% 7/15/19 (c)(d)		2,750,000	2,323,750
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (c)		2,107,295	2,117,832
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 4,640,000	$ 4,839,436
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,187,998
Series 2007-IQ16 Class A3, 5.852% 12/12/49		2,305,000	2,503,308
Series 1997-RR:
Class F, 7.398% 4/30/39 (c)(d)		1,089,414	980,472
Class G1, 7.398% 4/30/39 (c)(d)		942,313	28,269
Series 1998-CF1:
Class F, 7.35% 7/15/32 (c)		2,170,000	2,289,350
Class G, 7.35% 7/15/32 (c)		1,467,052	718,855
Series 1998-HF2 Class G, 6.01% 11/15/30 (c)		2,908,869	2,908,092
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		2,262,373	592,396
Class N, 6.54% 3/15/32 (c)		305,233	8,785
Series 1999-WF1:
Class L, 5.91% 11/15/31 (c)		1,071,000	1,084,562
Class N, 5.91% 11/15/31 (c)		1,600,000	1,296,824
Class O, 5.91% 11/15/31 (c)		1,478,486	349,788
Series 2003-IQ5 Class C, 5.3284% 4/15/38 (d)		1,200,000	1,230,589
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,320,415
Series 2011-C1:
Class C, 5.4222% 9/15/47 (c)(d)		500,000	496,108
Class D, 5.4222% 9/15/47 (c)(d)		3,770,000	3,478,447
Class E, 5.4222% 9/15/47 (c)(d)		1,500,000	1,271,414
Series 2011-C2:
Class D, 5.4958% 6/15/44 (c)(d)		3,830,000	3,527,430
Class E, 5.4958% 6/15/44 (c)(d)		4,900,000	4,138,981
Class F, 5.4958% 6/15/44 (c)(d)		3,620,000	2,664,067
Series 2011-C3:
Class D, 5.357% 7/15/49 (c)		7,530,000	6,742,129
Class E, 5.3573% 7/15/49 (c)(d)		2,630,000	2,154,680
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		1,070,048	1,073,260
Series 2000-PRIN Class C, 7.9031% 2/23/34 (d)		2,519,000	2,812,239
Series 2001-TOP3 Class E, 7.4705% 7/15/33 (c)(d)		1,130,000	963,640
Series 2003-TOP9 Class E, 5.8886% 11/13/36 (c)(d)		630,000	623,061
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (c)		3,564,428	3,679,495
Class G, 5% 8/20/30 (c)		2,427,000	2,450,709
Class J, 5% 8/20/30 (c)		2,240,000	2,136,915
Series 1999-SL Class X, 11/10/30 (d)(e)		747,120	651,862
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		$ 7,453,000	$ 7,649,811
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)		2,103,617	2,229,834
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.9169% 2/15/13 (c)(d)		2,563,325	2,562,052
RBSCF Trust Series 2010-MB1 Class D, 4.829% 4/15/24 (c)(d)		3,230,000	3,118,969
Real Estate Asset Liquidity Trust:
2006-2 Series L, 4.456% 9/12/38	CAD	281,000	159,943
Series 2007-1 Class J, 4.57% 4/12/23 (c)(d)	CAD	505,000	332,632
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	1,170,000	973,761
Class G, 4.456% 9/12/38	CAD	585,000	465,641
Class H, 4.456% 9/12/38	CAD	390,000	290,554
Class J, 4.456% 9/12/38	CAD	390,000	271,280
Class K, 4.456% 9/12/38	CAD	195,000	119,491
Class M, 4.456% 9/12/38	CAD	1,400,602	396,270
Series 2007-1:
Class F, 4.57% 4/12/23 (c)(d)	CAD	1,515,000	1,135,641
Class G, 4.57% 4/12/23 (c)(d)	CAD	505,000	362,438
Class H, 4.57% 4/12/23 (c)(d)	CAD	505,000	347,144
Class K, 4.57% 4/12/23 (c)(d)	CAD	253,000	159,740
Class L, 4.57% 4/12/23 (c)(d)	CAD	757,000	458,338
Class M, 4.57% 4/12/23 (c)(d)	CAD	2,222,418	602,129
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (a)(c)(d)		384,889	288,666
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (c)(d)		2,500,000	2,600,765
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (c)(d)		1,360,000	1,414,036
Class E5, 6.5% 2/18/34 (c)(d)		2,160,000	2,175,206
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)		3,185,000	3,187,194
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.7188% 8/15/39 (d)		1,150,000	1,129,101
Series 2007-C4 Class F, 5.7188% 8/15/39 (d)		5,345,000	3,753,521
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)		1,530,000	1,423,235
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8235% 7/15/24 (c)(d)		2,500,000	1,501,023
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (c)(d)		1,794,000	1,890,266
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (c)		$ 1,330,000	$ 1,411,574
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,406,288
Series 2004-C11:
Class D, 5.5485% 1/15/41 (d)		2,720,000	2,468,191
Class E, 5.5985% 1/15/41 (d)		2,465,000	2,088,954
Series 2004-C12 Class D, 5.495% 7/15/41 (d)		2,030,000	2,052,174
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,865,802
Class C, 5.21% 8/15/41		1,260,000	1,204,086
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (c)(d)		2,300,000	2,239,045
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (c)(e)		26,055,541	914,549
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (c)		2,240,000	2,225,079
Series 2011-C4 Class E, 5.4179% 6/15/44 (c)		2,050,000	1,562,531
Series 2011-C5:
Class C, 5.8247% 11/15/44 (c)(d)		1,670,000	1,583,728
Class D, 5.8247% 11/15/44 (c)(d)		1,295,000	1,124,423
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (c)		7,000,000	7,146,524
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $536,961,894)			522,433,210
Preferred Stocks - 6.1%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,624,000
Nonconvertible Preferred Stocks - 5.9%
Homebuilders/Real Estate - 5.7%
Annaly Capital Management, Inc. Series A, 7.875%	108,781	2,932,736
Apartment Investment & Management Co.:
Series T, 8.00%	103,000	2,637,830
Series U, 7.75%	36,000	914,760
CBL & Associates Properties, Inc. 7.375%	129,000	3,257,250
Cedar Shopping Centers, Inc. 8.875%	56,272	1,412,427
CenterPoint Properties Trust Series D, 5.377%	1,934	1,141,060
Corporate Office Properties Trust Series H, 7.50%	5,000	128,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Digital Realty Trust, Inc. Series E, 7.00%	60,000	$ 1,576,800
Equity Lifestyle Properties, Inc. 8.034%	137,670	3,593,187
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,637,000
First Potomac Realty Trust 7.75%	70,000	1,813,000
Hersha Hospitality Trust Series B, 8.00%	80,827	1,990,769
LaSalle Hotel Properties Series G, 7.25%	51,925	1,285,663
Lexington Realty Trust 7.55%	20,000	489,200
MFA Financial, Inc. Series A, 8.50%	12,100	307,703
Prologis, Inc. Series R, 6.75%	68,000	1,721,080
PS Business Parks, Inc.:
6.875%	34,911	928,633
Series S, 6.45%	152,000	3,860,800
Public Storage:
Series M, 6.625%	112,791	2,880,682
Series P, 6.50%	72,680	2,009,602
Series R, 6.35%	47,500	1,286,775
Series S, 5.90%	50,000	1,273,500
Realty Income Corp. Series F, 6.625%	80,000	2,050,400
Regency Centers Corp. Series 6, 6.625%	34,710	879,899
Stag Industrial, Inc. Series A, 9.00%	60,000	1,542,600
		43,551,956
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,787,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,339,756
TOTAL PREFERRED STOCKS (Cost $45,180,656)		46,963,756
Floating Rate Loans - 1.7%
	Principal Amount (b)
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	$ 3,566,647	3,352,648
Homebuilders/Real Estate - 1.1%
Capital Automotive LP term loan 5% 3/11/17 (d)	3,653,061	3,616,531
Floating Rate Loans - continued
	Principal Amount (b)	Value
Homebuilders/Real Estate - continued
CityCenter term loan 8.75% 7/1/13 (d)	$ 1,000,000	$ 992,500
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/2/12 (d)	4,369,833	3,378,731
		7,987,762
Hotels - 0.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,500,000	1,500,000
TOTAL FLOATING RATE LOANS (Cost $13,748,859)		12,840,410
Preferred Securities - 0.1%

Diversified Financial Services - 0.0%
Ipswich Street CDO Series 2006-1, 6/27/46 (a)(c)(d)	2,515,000	0
Lenox Ltd. Series 2007-1 0% 3/4/45 (c)(d)	1,865,000	0
		0
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)(d)	3,000,000	90,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)(d)	3,100,000	775,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (c)(d)	1,100,000	33,000
TOTAL PREFERRED SECURITIES (Cost $11,193,939)		898,000
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.13%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $41,467,000)	$ 41,467,155	41,467,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $820,620,107)		763,466,312
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,986,702
NET ASSETS - 100%		$ 767,453,014
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Security is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $435,336,860 or 56.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,654,863 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 105,345
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 422,340
Class B4, 7% 9/25/41	11/2/01	$ 124,112
Class B5, 7% 9/25/41	11/2/01	$ 29,849
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,351,484
Class B4, 5.75% 12/25/42	3/25/03	$ 303,308
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 3.4007% 6/25/43	9/29/03	$ 126,832
Class 2B5, 3.4007% 6/25/43	9/29/03	$ 34,584
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.744% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,467,000 due 3/01/12 at 0.13%
Credit Agricole CIB New York Branch	$ 18,383,915
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,593,605
RBS Securities, Inc.	3,631,047
UBS Securities LLC	16,858,433
$ 41,467,000
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 46,963,756	$ 44,198,696	$ 1,624,000	$ 1,141,060
Corporate Bonds	45,306,522	-	44,949,857	356,665
Asset-Backed Securities	67,112,855	-	23,767,413	43,345,442
Collateralized Mortgage Obligations	26,444,559	-	22,554,466	3,890,093
Commercial Mortgage Securities	522,433,210	-	452,467,942	69,965,268
Floating Rate Loans	12,840,410	-	10,347,910	2,492,500
Preferred Securities	898,000	-	-	898,000
Cash Equivalents	41,467,000	-	41,467,000	-
Total Investments in Securities:	$ 763,466,312	$ 44,198,696	$ 597,178,588	$ 122,089,028
Percentage of Market Value:	100%	5.8%	78.2%	16.0%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,073,370
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	67,690
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,141,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 67,690
Corporate Bonds
Beginning Balance	$ 374,063
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(17,398)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 356,665
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (17,398)
Asset-Backed Securities
Beginning Balance	$ 45,118,750
Total Realized Gain (Loss)	108,989
Total Unrealized Gain (Loss)	1,881,814
Cost of Purchases	181,516
Proceeds of Sales	(3,607,889)
Amortization/Accretion	(337,738)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 43,345,442
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 1,888,312
Investments in Securities: - continued
Collateralized Mortgage Obligations
Beginning Balance	$ 1,829,195
Total Realized Gain (Loss)	(511,785)
Total Unrealized Gain (Loss)	862,984
Cost of Purchases	121,015
Proceeds of Sales	(674,508)
Amortization/Accretion	(286,999)
Transfers in to Level 3	2,550,191
Transfers out of Level 3	-
Ending Balance	$ 3,890,093
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 346,156
Commercial Mortgage Securities
Beginning Balance	$ 69,189,716
Total Realized Gain (Loss)	(1,313,011)
Total Unrealized Gain (Loss)	3,110,951
Cost of Purchases	6,043,667
Proceeds of Sales	(10,706,176)
Amortization/Accretion	(327,519)
Transfers in to Level 3	6,419,784
Transfers out of Level 3	(2,452,144)
Ending Balance	$ 69,965,268
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 2,010,118
Floating Rate Loans
Beginning Balance	$ 2,443,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	48,227
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	523
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,492,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 48,227
Investments in Securities: - continued
Preferred Securities
Beginning Balance	$ 898,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,557
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(1,557)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 898,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 1,557

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $820,626,908. Net unrealized depreciation aggregated $57,160,596, of which $43,904,076 related to appreciated investment securities and $101,064,672 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of February 29, 2012, 33% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012